
IMPORTANT INFORMATION!                                      PORTFOLIO                                               PAGE
------------------------------------------------------      ------------------------------------------------------------
This prospectus offers shares in eleven, no-load            Western Asset Government Money Market Portfolio..........18
mutual funds comprising LM Institutional Fund               Western Asset Money Market Portfolio.....................19
Advisors I, Inc. (each a "Portfolio"). The                  Western Asset Limited Duration Portfolio.................21
Portfolios, which are intended to serve as                  Western Asset Intermediate Portfolio.....................21
investment vehicles for institutional investors such        Western Asset Intermediate Plus Portfolio................21
as pension plans, endowments and foundations,               Western Asset Core Portfolio.............................21
offer two classes of shares:  the Institutional Class       Western Asset Core Plus Portfolio........................21
and the Financial Intermediary Class.                       Western Asset High Yield Portfolio.......................24
                                                            Western Asset Non-U.S. Fixed Income Portfolio............25
This prospectus explains concisely what you should          Western Asset Global Strategic Income Portfolio..........28
know before investing in the Portfolios. Please read        Western Asset Enhanced Equity Portfolio..................30
it carefully and keep it for future reference. You can
find more detailed information in the June 1, 1998          THESE SECURITIES HAVE NOT BEEN APPROVED OR
statement of additional information (the "SAI"), as         DISAPPROVED BY THE SECURITIES AND EXCHANGE
amended from time to time. For a free copy of the           COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
SAI or other information, call Legg Mason Wood              COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
Walker, Incorporated ("LMWW") at 1-800-822-                 THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
5544. The SAI has been filed with the Securities and        CRIMINAL OFFENSE.
Exchange Commission ("SEC") and is incorporated
into this prospectus by reference.                          FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
                                                            GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION,
THE WESTERN ASSET HIGH YIELD PORTFOLIO AND                  ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE
WESTERN ASSET GLOBAL STRATEGIC INCOME                       CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
PORTFOLIO MAY INVEST ALL OF THEIR ASSETS IN                 AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF
LOWER-RATED BONDS, COMMONLY KNOWN AS                        THE PRINCIPAL AMOUNT INVESTED.
"JUNK BONDS." INVESTMENTS OF THIS TYPE ARE
SUBJECT TO A GREATER RISK OF LOSS OF                        AN INVESTMENT IN THE WESTERN ASSET GOVERNMENT
PRINCIPAL AND NONPAYMENT OF INTEREST. INVESTORS             MONEY MARKET PORTFOLIO OR THE WESTERN ASSET MONEY
SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED                MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY
WITH AN INVESTMENT IN THESE PORTFOLIOS. FOR                 THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT
MORE INFORMATION CONCERNING THESE RISKS, SEE                EITHER PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET
"COMMON INVESTMENT POLICIES AND                             ASSET VALUE OF $1.00 PER SHARE.
TECHNIQUES; RISK FACTORS."

LM INSTITUTIONAL FUND ADVISORS
               June 1, 1998                                 Western Asset

TABLE OF CONTENTS
--------------------------------------------------------------------------------

PROSPECTUS SUMMARY.......................................................4
EXPENSE INFORMATION......................................................7
      Western Asset Government Money Market Portfolio....................7
      Western Asset Money Market Portfolio...............................8
      Western Asset Limited Duration Portfolio...........................8
      Western Asset Intermediate Portfolio...............................9
      Western Asset Intermediate Plus Portfolio..........................9
      Western Asset Core Portfolio......................................10
      Western Asset Core Plus Portfolio.................................10
      Western Asset High Yield Portfolio................................11
      Western Asset Non-U.S. Fixed Income Portfolio.....................11
      Western Asset Global Strategic Income Portfolio...................12
      Western Asset Enhanced Equity Portfolio...........................12
FINANCIAL HIGHLIGHTS....................................................15
      Western Asset Limited Duration Portfolio..........................15
      Western Asset Intermediate Portfolio..............................16
      Western Asset Core Portfolio......................................17
DESCRIPTION OF EACH PORTFOLIO AND ITS
      INVESTMENT STRATEGY...............................................18
      Western Asset Government Money Market Portfolio...................18
      Western Asset Money Market Portfolio..............................19
      Western Asset Limited Duration Portfolio..........................21
      Western Asset Intermediate Portfolio..............................21
      Western Asset Intermediate Plus Portfolio.........................21
      Western Asset Core Portfolio......................................21
      Western Asset Core Plus Portfolio.................................21
      Western Asset High Yield Portfolio................................24
      Western Asset Non-U.S. Fixed Income Portfolio.....................25
      Western Asset Global Strategic Income Portfolio...................28
      Western Asset Enhanced Equity Portfolio...........................30
COMMON INVESTMENT POLICIES AND TECHNIQUES;
      RISK  FACTORS.....................................................32
      Foreign Securities................................................32
      Options and Futures...............................................36
      Foreign Currency Exchange Transactions............................37
      Preferred Stocks and Convertible Securities.......................38
      Debt and Fixed Income Securities..................................39
      Commercial Paper and Other Short-term Investments.................46
      Loan Participations and Assignments...............................47

      Indexed Securities and Structured Notes ..........................47
      Forward Commitments...............................................48
      Restricted and Illiquid Securities................................49
      Securities of Other Investment Companies..........................49
      Repurchase Agreements.............................................50
      Reverse Repurchase Agreements and Other Borrowing.................50
      Loans of Portfolio Securities.....................................51
      Duration..........................................................51
      Portfolio Turnover................................................51
      Alternative Investment Strategies.................................52
      New Investment Products...........................................52
      Investment Policies...............................................52
PERFORMANCE DATA........................................................53
MANAGEMENT OF THE PORTFOLIOS............................................54
      Board of Directors................................................54
      Manager, Advisers and Portfolio Managers..........................54
      Distributors......................................................56
      Portfolio Transactions............................................56
      Expenses..........................................................57
ORGANIZATION AND HISTORY................................................57
PURCHASE OF SHARES......................................................58
      Initial Investment................................................58
      Additional Investments............................................60
      Other Purchase Information........................................60
      Retirement Plans..................................................60
      Account Registration Changes......................................61
DISTRIBUTION PLANS......................................................61
REDEMPTION OF SHARES....................................................61
      Signature Guarantee...............................................63
EXCHANGE PRIVILEGE......................................................63
NET ASSET VALUE.........................................................64
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS.............................65
TAX INFORMATION.........................................................66
APPENDIX A -- SECURITIES RATINGS.......................................A-1

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


                                    GENERAL
--------------------------------------------------------------------------------

         LM Institutional Fund Advisors I, Inc. (the "Corporation") is comprised of a variety of separate investment portfolios. The Corporation was organized as a Maryland corporation on May 16, 1990.

                          COMPARISON OF THE PORTFOLIOS
--------------------------------------------------------------------------------

         The following chart provides general information about each Portfolio. It is qualified in its entirety by the more complete descriptions of the Portfolios appearing elsewhere in this prospectus.


---------------------------------------------------------------------------------------------------------------------
PORTFOLIOS                         INVESTMENT OBJECTIVES                 PRIMARY INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
Western Asset Government           Obtain high current income            U.S. Government money market
Money Market Portfolio             consistent with liquidity and         instruments
                                   conservation of principal
---------------------------------------------------------------------------------------------------------------------
Western Asset Money Market         Obtain high current income            Money market instruments
Portfolio                          consistent with liquidity and
                                   conservation of principal
---------------------------------------------------------------------------------------------------------------------
Western Asset Limited              Maximize total return, consistent     Short and intermediate maturity fixed
Duration Portfolio                 with prudent investment               income securities.  Overall duration
                                   management and liquidity needs,       normally 1-3 years.
                                   by investing to obtain the average
                                   duration specified for the
                                   Portfolio
---------------------------------------------------------------------------------------------------------------------
Western Asset Intermediate         Maximize total return, consistent     Short and intermediate maturity fixed
Portfolio                          with prudent investment               income securities.  Overall duration
                                   management and liquidity needs,       normally 2-4 years.
                                   by investing to obtain the average
                                   duration specified for the
                                   Portfolio
---------------------------------------------------------------------------------------------------------------------
Western Asset Intermediate         Maximize total return, consistent     Short and intermediate maturity fixed
Plus Portfolio                     with prudent investment               income securities, including foreign
                                   management and liquidity needs,       currency denominated securities and
                                   by investing to obtain the average    lower-rated securities.  Overall duration
                                   duration specified for the            normally 2-4 years.
                                   Portfolio
---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
Western Asset Core Portfolio       Maximize total return, consistent     Broad range of fixed income securities.
                                   with prudent investment               Overall duration currently expected to be
                                   management and liquidity needs,       4-6 years.
                                   by investing to obtain the average
                                   duration specified for the
                                   Portfolio
---------------------------------------------------------------------------------------------------------------------
Western Asset Core Plus            Maximize total return, consistent     Broad range of fixed income securities,
Portfolio                          with prudent investment               including foreign currency denominated
                                   management and liquidity needs,       securities and lower-rated securities.
                                   by investing to obtain the average    Overall duration currently expected to be
                                   duration specified for the            4-6 years.
                                   Portfolio
---------------------------------------------------------------------------------------------------------------------
Western Asset High Yield           Maximize total return, consistent     Lower-rated fixed income securities.
Portfolio                          with prudent investment
                                   management
---------------------------------------------------------------------------------------------------------------------
Western Asset Non-U.S.             Maximize total return, consistent     Foreign fixed income securities.
Fixed Income Portfolio             with prudent investment
                                   management
---------------------------------------------------------------------------------------------------------------------
Western Asset Global               Income and capital appreciation       Domestic and foreign fixed income
Strategic Income Portfolio                                               securities, including lower-rated fixed
                                                                         income securities.
---------------------------------------------------------------------------------------------------------------------
Western Asset Enhanced             Long-term total return                S&P 500 derivatives and stocks, and a
Equity Portfolio                                                         broad range of fixed income securities
---------------------------------------------------------------------------------------------------------------------


                              MANAGER AND ADVISERS
--------------------------------------------------------------------------------

         LM Institutional Advisors, Inc. (the "Manager") serves as the investment manager to each Portfolio. Western Asset Management Company
("Western Asset") is the investment adviser to each of the Portfolios other than the Western Asset Non-U.S. Fixed Income Portfolio. With respect to the Western
Asset Intermediate Plus, Western Asset Core Plus, and Western Asset Global
Strategic Income Portfolios, Western Asset shares this responsibility with
Western Asset Global Management Limited ("WAGM"). WAGM also serves as the investment adviser to the Western Asset Non-U.S. Fixed Income Portfolio.
Collectively Western Asset and WAGM are referred to herein as "Advisers" and individually as the "Adviser."

                                      -5-







                              CERTAIN RISK FACTORS
--------------------------------------------------------------------------------

         In addition to the typical risks of investing in securities, and in fixed income securities in particular (as well as equity securities for the Western Asset Enhanced Equity Portfolio), the Portfolios may be subject to certain special risks. These risks include the risks associated with investing in: foreign markets and the securities of foreign issuers (these risks increase to the extent a Portfolio invests in emerging markets); derivative securities
(which tend to be more volatile than the underlying security); and lower rated securities (high yield or junk bonds). See "Description of Each Portfolio and Its Investment Strategy" and "Common Investment Policies and Techniques; Risk
Factors" for more information about which Portfolios are likely to be subject to the foregoing risks and a description of other risks to which the Portfolios are subject.

                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

         The Portfolios offer two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a
12b-1 fee. See "Distribution Plans" below for more information. The minimum initial investment is $1 million, subject to certain exceptions. See "Purchase of Shares."

                           REDEMPTIONS AND EXCHANGES
--------------------------------------------------------------------------------

         Shares of each Portfolio may be redeemed without cost at the relevant net asset value per share next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. See
"Redemption of Shares." Shares of any Portfolio may be exchanged on the basis of relative net asset values for shares of the same class of any other Portfolio or of any portfolio of LM Institutional Fund Advisors II, Inc. See "Exchange
Privilege."

                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Western Asset Government Money Market Portfolio and the Western
Asset Money Market Portfolio declare dividends daily (out of their net investment income for that day) and pay dividends monthly. Each of the other
Portfolios declares and pays dividends quarterly out of its net investment income for that quarter. Distributions of net realized capital gains are made annually. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the same class of the same Portfolio, unless cash payment is requested. See "Dividends and Distributions to Shareholders."

                                      -6-







EXPENSE INFORMATION
--------------------------------------------------------------------------------

         Expenses are one of several factors to consider when investing. The following tables contain annualized expense information about the Portfolios based on the most recent nine month fiscal period (in the case of the Western
Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio and the Western Asset Core Portfolio) or amounts expected to be incurred in the current fiscal year (in the case of the other Portfolios). Information for the Western Asset Limited Duration Portfolio, the Western Asset Intermediate and the
Western Asset Core Portfolio has been restated to give effect to revised investment advisory and administration arrangements recently approved by shareholders. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods, assuming 5% annual return and redemption at the end of each period. The paragraph following the tables and examples contains additional information about the tables, the examples and the Portfolios' expenses.

                WESTERN ASSET GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


                           Institutional         Financial            Institutional Class
                               Class        Intermediary Class              Example
                           -------------    ------------------        -------------------
SHAREHOLDER                                                           1 year          $ 4
TRANSACTION EXPENSES            None               None               3 years         $13

ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF
 AVERAGE NET ASSETS)


                                                                     Financial Intermediary
                                                                          Class Example
                                                                     ----------------------
      Management Fees           .15%               .15%
      (REFLECTING EXPENSE                                            1 year             $ 5
      LIMITATIONS)                                                   3 years            $16
      12b-1 Fees                None               .10%
      Other Expenses            .15%               .15%
                                ---                ---
Total
Operating Expenses              .30%               .40%
(REFLECTING EXPENSE             ===                ===
LIMITATIONS)

                      WESTERN ASSET MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional         Financial            Institutional Class
                               Class        Intermediary Class              Example
                           -------------    ------------------        -------------------
SHAREHOLDER                                                           1 year          $ 4
TRANSACTION EXPENSES            None               None               3 years         $13

ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

                                                                     Financial Intermediary
                                                                          Class Example
                                                                     ----------------------
      Management Fees           .15%               .15%              1 year             $ 5
      (REFLECTING EXPENSE                                            3 years            $16
      LIMITATIONS)
      12b-1 Fees                None               .10%
      Other Expenses            .15%               .15%
                                ---                ---
Total

Operating Expenses              .30%               .40%
(REFLECTING EXPENSE             ===                ===
LIMITATIONS)


                    WESTERN ASSET LIMITED DURATION PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional         Financial            Institutional Class
                               Class        Intermediary Class              Example
                           -------------    ------------------        -------------------
SHAREHOLDER                                                           1 year          $ 4
TRANSACTION EXPENSES            None               None               3 years         $13
                                                                      5 years         $22
                                                                      10 years        $51
ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

                                                                     Financial Intermediary
                                                                          Class Example
                                                                     ----------------------
      Management Fees           .00%               .00%              1 year             $ 7
      (REFLECTING EXPENSE                                            3 years            $21
      LIMITATIONS)                                                   5 years            $36
      12b-1 Fees                None               .25%              10 years           $81
      Other Expenses            .40%               .40%
      (REFLECTING EXPENSE       ---                ---
      LIMITATIONS)

Total
Operating Expenses              .40%               .65%
(REFLECTING EXPENSE             ===                ===
LIMITATIONS)

                      WESTERN ASSET INTERMEDIATE PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional         Financial            Institutional Class
                               Class        Intermediary Class              Example
                           -------------    ------------------        -------------------
SHAREHOLDER                                                           1 year          $ 5
TRANSACTION EXPENSES            None               None               3 years         $14
                                                                      5 years         $25
                                                                      10 years        $57
ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

                                                                     Financial Intermediary
                                                                          Class Example
                                                                     ----------------------
      Management Fees           .33%               .33%              1 year             $ 7
      (REFLECTING EXPENSE                                            3 years            $22
      LIMITATIONS)                                                   5 years            $39
      12b-1 Fees                None               .25%              10 years           $87
      Other Expenses            .12%               .12%
                                ---                ---

Total
Operating Expenses              .45%               .70%
(REFLECTING EXPENSE             ===                ===
LIMITATIONS)




                   WESTERN ASSET INTERMEDIATE PLUS PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional         Financial            Institutional Class
                               Class        Intermediary Class              Example
                           -------------    ------------------        -------------------
SHAREHOLDER                                                           1 year          $ 5
TRANSACTION EXPENSES            None               None               3 years         $14

ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

                                                                     Financial Intermediary
                                                                          Class Example
                                                                     ----------------------
      Management Fees           .30%               .30%              1 year             $ 7
      (REFLECTING EXPENSE                                            3 years            $22
      LIMITATIONS)
      12b-1 Fees                None               .25%
      Other Expenses            .15%               .15%
                                ---                ---

Total
Operating Expenses              .45%               .70%
(REFLECTING EXPENSE             ===                ===
LIMITATIONS)

                          WESTERN ASSET CORE PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional         Financial            Institutional Class
                               Class        Intermediary Class              Example
                           -------------    ------------------        -------------------
SHAREHOLDER                                                           1 year          $ 5
TRANSACTION EXPENSES            None               None               3 years         $16
                                                                      5 years         $28
                                                                      10 years        $63
ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

                                                                     Financial Intermediary
                                                                          Class Example
                                                                     ----------------------
      Management Fees           .44%               .44%              1 year             $ 8
      (REFLECTING EXPENSE                                            3 years            $24
      LIMITATIONS)                                                   5 years            $42
      12b-1 Fees                None               .25%              10 years           $93
      Other Expenses            .06%               .06%
                                ---                ---

Total
Operating Expenses              .50%               .75%
(REFLECTING EXPENSE             ===                ===
LIMITATIONS)


                       WESTERN ASSET CORE PLUS PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional         Financial            Institutional Class
                               Class        Intermediary Class              Example
                           -------------    ------------------        -------------------
SHAREHOLDER                                                           1 year          $ 5
TRANSACTION EXPENSES            None               None               3 years         $16

ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

                                                                     Financial Intermediary
                                                                          Class Example
                                                                     ----------------------
      Management Fees           .35%               .35%              1 year             $ 8
      (REFLECTING EXPENSE                                            3 years            $24
      LIMITATIONS)
      12b-1 Fees                None               .25%
      Other Expenses            .15%               .15%
                                ---                ---

Total
Operating Expenses              .50%               .75%
(REFLECTING EXPENSE             ===                ===
LIMITATIONS)

                       WESTERN ASSET HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional         Financial            Institutional Class
                               Class        Intermediary Class              Example
                           -------------    ------------------        -------------------
SHAREHOLDER                                                           1 year          $ 6
TRANSACTION EXPENSES            None               None               3 years         $18

ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

                                                                     Financial Intermediary
                                                                          Class Example
                                                                     ----------------------
      Management Fees           .40%               .40%              1 year             $ 8
      (REFLECTING EXPENSE                                            3 years            $26
      LIMITATIONS)
      12b-1 Fees                None               .25%
      Other Expenses            .15%               .15%
                                ---                ---

Total
Operating Expenses              .55%               .80%
(REFLECTING EXPENSE             ===                ===
LIMITATIONS)


                 WESTERN ASSET NON-U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional         Financial            Institutional Class
                               Class        Intermediary Class              Example
                           -------------    ------------------        -------------------
SHAREHOLDER                                                           1 year          $ 6
TRANSACTION EXPENSES            None               None               3 years         $18

ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

                                                                     Financial Intermediary
                                                                          Class Example
                                                                     ----------------------
      Management Fees           .35%               .35%              1 year             $ 8
      (REFLECTING EXPENSE                                            3 years            $26
      LIMITATIONS)
      12b-1 Fees                None               .25%
      Other Expenses            .20%               .20%
                                ---                ---

Total
Operating Expenses              .55%               .80%
(REFLECTING EXPENSE             ===                ===
LIMITATIONS)

                WESTERN ASSET GLOBAL STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional         Financial            Institutional Class
                               Class        Intermediary Class              Example
                           -------------    ------------------        -------------------
SHAREHOLDER                                                           1 year          $ 6
TRANSACTION EXPENSES            None               None               3 years         $18

ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

                                                                     Financial Intermediary
                                                                          Class Example
                                                                     ----------------------
      Management Fees           .40%               .40%              1 year             $ 8
      (REFLECTING EXPENSE                                            3 years            $26
      LIMITATIONS)
      12b-1 Fees                None               .25%
      Other Expenses            .40%               .40%
                                ---               ----

Total
Operating Expenses              .80%              1.05%
(REFLECTING EXPENSE             ===               ====
LIMITATIONS)


                    WESTERN ASSET ENHANCED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional         Financial            Institutional Class
                               Class        Intermediary Class              Example
                           -------------    ------------------        -------------------
SHAREHOLDER                                                           1 year          $ 7
TRANSACTION EXPENSES            None               None               3 years         $21

ANNUAL FUND
OPERATING EXPENSES
(AS A PERCENTAGE OF
 AVERAGE NET ASSETS)

                                                                     Financial Intermediary
                                                                          Class Example
                                                                     ----------------------
      Management Fees           .40%               .40%              1 year             $ 9
      (REFLECTING EXPENSE                                            3 years            $29
      LIMITATIONS)
      12b-1 Fees                None               .25%
      Other Expenses            .25%               .25%
                                ---                ---

Total
Operating Expenses              .65%               .90%
(REFLECTING EXPENSE             ===                ===
LIMITATIONS)

        The tables are provided to help you understand the expenses of investing in a Portfolio and your share of the Portfolio's operating expenses. The management fees shown in the table for each Portfolio reflect voluntary expense limitations currently in effect, which are expected to continue through the current fiscal year. The following table shows what management fees and total operating expenses would be for each of the Portfolios in the absence of the expense limitations. The information in the table for the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio and the Western Asset Core Portfolio has been annualized and has been restated to give effect to revised investment advisory and administration arrangements, the net effect of which was to increase the contractual rate of the management fee by 0.05% on an annual basis and eliminate administratives fees.

                                                                                                         TOTAL OPERATING
                                                                                                         EXPENSES
                                                                                 MANAGEMENT FEE          WITHOUT
                  PORTFOLIO                                 CLASS                WITHOUT LIMITATION      LIMITATION
                  ---------                                 -----                ------------------      ---------------
Western Asset Government Money Market              Institutional                 0.20%                   0.35%
         Portfolio                                 Financial Intermediary        0.20%                   0.45%

Western Asset Money Market                         Institutional                 0.20%                   0.35%
         Portfolio                                 Financial Intermediary        0.20%                   0.45%

Western Asset Limited Duration Portfolio           Institutional                 0.35%                   0.95%
                                                   Financial Intermediary        0.35%                   1.20%

Western Asset Intermediate Portfolio               Institutional                 0.40%                   0.52%
                                                   Financial Intermediary        0.40%                   0.77%

Western Asset Intermediate Plus Portfolio          Institutional                 0.40%                   0.55%
                                                   Financial Intermediary        0.40%                   0.80%

Western Asset Core Portfolio                       Institutional                 0.45%                   0.60%
                                                   Financial Intermediary        0.45%                   0.85%

Western Asset Core Plus Portfolio                  Institutional                 0.45%                   0.51%
                                                   Financial Intermediary        0.45%                   0.76%

Western Asset High Yield Portfolio                 Institutional                 0.40%                   0.70%
                                                   Financial Intermediary        0.40%                   0.95%

Western Asset Non-U.S. Fixed Income                Institutional                 0.40%                   0.65%
         Portfolio                                 Financial Intermediary        0.40%                   0.90%

Western Asset Global Strategic Income              Institutional                 0.45%                   0.85%
         Portfolio                                 Financial Intermediary        0.45%                   1.10%

Western Asset Enhanced Equity Portfolio            Institutional                 0.55%                   0.75%
                                                   Financial Intermediary        0.55%                   1.00%

         Other expenses for the Western Asset Limited Duration Portfolio in the absence of any expense limitations would be 0.60%.

         "Other expenses" are based on estimated amounts for the current fiscal year in the case of each of the Portfolios other than the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio and the Western Asset Core Portfolio, which are based on the most recent nine month period. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSE LEVELS. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the examples to assume a 5% annual return, but actual annual returns will vary. As a result of Rule 12b-1 fees, long-term shareholders of the Financial Intermediary Class may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

         The tables on the following pages present financial highlights for the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio and the Western Asset Core Portfolio. This information, including the information for the five most recent fiscal years, has been audited by Price Waterhouse LLP. The "Report of independent accountants" and financial statements included in the Portfolios' Annual Reports for the 1998 fiscal year are incorporated by reference in this Prospectus and in the SAI. Each Portfolio's Annual Report, which contains unaudited performance information, is available without charge upon request. The following information should be read in conjunction with the Portfolios' audited financial statements and related notes. The following information does not reflect a 10-for-1 stock split that occurred on May 29, 1998. No information is provided with respect to the other Portfolios because they had not commenced operations as of the date of this Prospectus.

                    WESTERN ASSET LIMITED DURATION PORTFOLIO
--------------------------------------------------------------------------------

                                                                Nine Months Ended
                                                                    March 31,          Years Ended June 30,
                                                                     1998(A)          1997           1996(B)
                                                                -----------------     ----           -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $102.36           $100.76         $100.00
                                                                   -------           -------         -------

Net investment income (C)                                             4.33              5.94            0.84
Net realized and unrealized gain (loss) on investments, options       1.09              1.34           (0.08)
     and futures                                                   -------           -------         -------

Total from investment operations                                      5.42              7.28            0.76
                                                                   -------           -------         -------
Distributions to shareholders from:
  Net investment income                                              (4.72)            (5.31)             --
  Net realized gain on investments                                   (0.35)            (0.37)             --
                                                                   -------           -------         -------

Total distributions                                                   5.07             (5.68)             --
                                                                   -------           -------         -------

Net asset value, end of period                                     $102.71           $102.36         $100.76
                                                                   =======           =======         =======

Total return (C)                                                      5.42%(D)          7.42%           0.76%(D)

RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS:
  Expenses (C)                                                        0.40%(E)           .41%          0.50% (E)
  Net investment income (C)                                           5.82%(E)          6.24%          5.58% (E)
Portfolio turnover rate                                             373.00%(E)        435.47%         1,042% (E)
Net assets, end of period (in thousands)                           $50,371           $26,537        $16,110

---------------------
(A) The year end has been changed from June 30 to March 31.
(B) For the period May 1, 1996 (commencement of operations) to June 30, 1996.
(C) Net of investment advisory fees waived pursuant to a voluntary expense limitation of 0.50% until June 30, 1996 and 0.40% until October 30, 1998; and a voluntary administrative expense waiver of 0.05%. Pursuant to this limitation, advisory fees of $76,000, $60,550 and $7,212 were waived for the nine months ended March 31, 1998, the year ended June 30, 1997 and the period ended June 30, 1996, respectively. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.95%, 1.20% and 0.80%, respectively.
(D) Not Annualized.
(E) Annualized.

                      WESTERN ASSET INTERMEDIATE PORTFOLIO
--------------------------------------------------------------------------------

                                                          Nine Months Ended
                                                              March 31,                 Years Ended June 30,
                                                               1998(A)          1997            1996           1995
                                                               -------          ----            ----           ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $107.19          $104.83         $107.36       $100.00
                                                              -------          -------         -------       -------

Net investment income (B)                                        4.55             5.49            5.41          3.86
Net realized and unrealized gain (loss) on investments,
  options and futures                                            2.34             3.00           (0.06)         6.02
                                                                 ----             ----            ----          ----
Total from investment operations                                 6.89             8.49            5.35          9.88
                                                                 ----             ----            ----          ----
Distributions to shareholders from:
  Net investment income                                         (4.59)           (5.42)          (5.35)        (2.47)
  Net realized gain on investments                              (0.97)           (0.71)          (2.53)        (0.05)
                                                                                  ----            ----          ----

Total distributions                                             (5.56)           (6.13)          (7.88)        (2.52)
                                                                                  ----            ----          ----

Net asset value, end of year                                  $108.52          $107.19         $104.83       $107.36
                                                              =======          =======         =======       =======

Total return(B)                                                  6.59%(C)         8.32%           5.15%        10.08%

RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS:
  Expenses (B)                                                   0.45%(D)         0.45%           0.50%         0.50%
  Net investment income (B)                                      5.78%(D)         6.33%           6.28%         6.11%
Portfolio turnover rate                                        401.40%(D)       419.26%         841.89%       764.45%
Net assets, end of year (in thousands)                       $293,531         $224,497         $66,079       $20,313

---------------
(A) The year end has been changed from June 30 to March 31.
(B) Net of investment advisory fees waived pursuant to a voluntary expense limitation of 0.50% until June 30, 1996 and 0.45% until October 30, 1998; and a voluntary administrative expense waiver of 0.05%. Pursuant to this limitation, advisory fees of $142,000, $158,505, $130,938 and $29,571 were waived for nine months ended March 31, 1998 and the years ended June 30, 1997, 1996 and 1995, respectively. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.52%, 0.55%, 1.03% and 1.60%, respectively.
(C) Not Annualized.
(D) Annualized.

                          WESTERN ASSET CORE PORTFOLIO
--------------------------------------------------------------------------------

                                                     Nine Months Ended                                         Year Ended June 30,
                                                     March 31, 1998 (A)   1997           1996             1995            1994
                                                     ------------------   ----           ----             ----            ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $112.79       $110.46         $112.17          $105.02         $116.64
                                                         -------       -------         -------          -------         -------

Net investment income(B)                                    4.87          7.05            6.70             6.82            5.64
Net realized and unrealized gain (loss) on
  investments, options and futures                          4.89          1.86           (1.36)            7.19           (6.28)
                                                            ----          ----            ----            -----            ----

Total from investment operations                            9.76          8.91            5.34            14.01           (0.64)
                                                            ----          ----            ----            -----            ----
Distributions to shareholders from:
  Net investment income                                    (5.28)        (6.51)          (6.61)           (6.86)          (6.11)
  Net realized gain on investments                         (1.37)        (0.07)          (0.44)              --           (4.87)
                                                            ----          ----            ----            -----            ----
Total distributions                                        (6.65)        (6.58)          (7.05)           (6.86)         (10.98)
                                                                          ----            ----             ----           -----
Net asset value, end of period                           $115.90       $112.79         $110.46          $112.17         $105.02
                                                         =======       =======         =======          =======         =======

Total return(B)                                             8.91%(C)      8.27%           4.86%           14.12%          (0.89)%

RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS:
  Expenses (B)                                              0.50%(D)      0.50%           0.50%            0.50%           0.50%
  Net investment income (B)                                 6.0%(D)       6.4%            6.3%             7.0%            6.0%
Portfolio turnover rate                                   226.9%(D)     384.8%          266.0%           257.90%         272.49%
Net assets, end of period (in thousands)               $617,676      $508,353        $453,699          $336,774        $205,959




                                                         1993            1992        1991(E)
                                                         ----            ----        -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $112.04        $106.28       $100.00
                                                        -------        -------       -------

Net investment income(B)                                   6.57           6.90          6.66
Net realized and unrealized gain (loss) on
  investments, options and futures                         8.71           8.72          4.28
                                                           ----          -----          ----

Total from investment operations                          15.28          15.62         10.94
                                                          -----          -----         -----
Distributions to shareholders from:
  Net investment income                                   (6.72)         (7.11)        (4.66)
  Net realized gain on investments                        (3.96)         (2.75)           --
                                                           ----           ----          ----
Total distributions                                      (10.68)         (9.86)        (4.66)
                                                          -----           ----           ----
Net asset value, end of period                          $116.64        $112.04       $106.28
                                                        =======        =======       =======

Total return(B)                                           14.52%         15.61%        11.01%(C)

RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS:
  Expenses (B)                                             0.50%          0.50%         0.65%(D)
  Net investment income (B)                                6.0%           6.7%          8.0%(D)
Portfolio turnover rate                                  313.05%        299.65%       177.25%(D)
Net assets, end of period (in thousands)               $135,886        $92,892       $43,076


-------------
(A) The year end has been changed from June 30 to March 31.
(B) Net of investment advisory fees waived pursuant to a voluntary expense limitation as follows: 0.65% through June 30, 1991; 0.50% thereafter and a voluntary administrative expense waiver of 0.05%. Pursuant to this limitation, advisory fees of $30,000, $22,402, $111,421, $69,442, $66,823,
    $71,911, and $128,262 were waived for the nine months ended March 31, 1998 and the years ended June 30, 1997, 1996, 1995, 1994, 1993 and June 30, 1992,
    respectively. Additionally, advisory fees of $54,697 remain waived from the prior period ended June 30, 1991. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.50% for the nine months ended March 31, 1998, 0.50% for the year ended June 30, 1997, 0.53% for the years ended June 30, 1996 and 1995, 0.58% for the year ended June 30, 1994, 0.57% for the year ended June 30, 1993, 0.70% for the year ended June 30, 1992, and 0.81% for the period September 4, 1990 to June 30, 1991.
(C) Not Annualized.
(D) Annualized.
(E) For the period September 4, 1990 (commencement of operations) to June 30, 1991.

DESCRIPTION OF EACH PORTFOLIO AND ITS
INVESTMENT STRATEGY
-------------------------------------------------------------------------------

         The investment objective and policies for each Portfolio are stated below. The Portfolios are not intended to be a complete investment program, and there is no assurance that any Portfolio will achieve its investment objective. Please see "Common Investment Policies and Techniques; Risk Factors" below and the SAI for additional information concerning the Portfolios' investment programs and the risks associated with investing in the Portfolios. Each of the Portfolios may from time to time depart from the policies described below for temporary "defensive" purposes. See "Common Investment Policies and Techniques; Risk Factors -- Alternative Investment Strategies" for more information.


                WESTERN ASSET GOVERNMENT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
Adviser:     Western Asset
--------------------------------------------------------------------------------
Objective:   obtain high current income consistent with liquidity and
             conservation of principal
--------------------------------------------------------------------------------

         The Portfolio invests only in U.S. Government obligations, repurchase agreements with respect to such instruments and debt obligations of "supranational organizations" as described below. U.S. Government obligations include: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as certificates of the Governmental National Mortgage Association ("GNMA")), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality (such as securities issued by Fannie Mae ("FNMA"), formerly the Federal National Mortgage Association) or
(d) only the credit of the instrumentality (such as the securities issued by Freddie Mac (formerly the Federal Home Loan Mortgage Corporation)). In the case of obligations not backed by the full faith and credit of the U.S. Government, the Portfolio must look to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. The U.S. Government does not insure or guarantee the market value of the Portfolio's shares.

         Although the Portfolio attempts to maintain a stable net asset value of $1.00 per share, the Portfolio, of course, cannot guarantee a net asset value of $1.00 per share. In an attempt to maintain a stable net asset value per share, the Portfolio pursues several practices intended to minimize the effect of interest rate fluctuations. The Portfolio will not purchase instruments having a remaining term to maturity of more than 397 days, will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less, and will buy only high quality securities which Western Asset believes present minimal credit risk. The Portfolio may invest in variable and floating rate obligations that have stated maturities in excess of 397 days if such obligations comply with conditions established by the SEC. Securities held by the Portfolio as collateral for repurchase agreements and other collateralized transactions may have remaining maturities in excess of 397 days.

         The Portfolio also may invest in fixed income securities issued by "supranational organizations," which are entities designated or supported by a government or governmental entity to promote economic development, and include, among others, the Asian Development Bank, the European Community, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the International Bank for Reconstruction and Development ("World Bank") and the European Bank for Reconstruction and Development. These organizations have no taxing authority and are dependent upon their members for payments of interest and principal. Moreover, the lending activities of such supranational entities may be limited to a percentage of their total capital (including "callable capital" contributed by members at an entity's call), reserves and net income.

         The Portfolio may purchase or sell securities on a forward commitment basis. To the extent permitted by applicable law, the Portfolio may also engage in reverse repurchase agreements and other borrowings. See "Common Investment Policies and Techniques; Risk Factors" below.

                      WESTERN ASSET MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
Adviser:     Western Asset
--------------------------------------------------------------------------------
Objective:   obtain high current income consistent with liquidity and
             conservation of principal
--------------------------------------------------------------------------------

         The Portfolio invests in high quality money market instruments, which include, but are not limited to, marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; municipal obligations; instruments of domestic and foreign banks and savings and loan institutions (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances), provided that the issuing bank or institution has total assets of over $1 billion at the time of purchase or the principal amount of the instrument is insured by the Federal Deposit Insurance Corporation; and commercial paper and other short-term investments. The Portfolio may also invest in repurchase agreements involving any of the foregoing instruments. A money market instrument is considered to be "high quality" if it has received one of the two highest ratings by two or more Nationally Recognized Statistical Rating Organizations ("NRSROs") (or by one NRSRO if only one has rated the security) or, if unrated, is determined by Western Asset to be of comparable quality.

         Although the Portfolio attempts to maintain a stable net asset value of $1.00 per share, the Portfolio, of course, cannot guarantee a net asset value of $1.00 per share. In an attempt to maintain a stable net asset value per share, the Portfolio pursues several practices intended to minimize the effect of interest rate fluctuations. The Portfolio will not purchase instruments having a remaining term to maturity of more than 397 days, and will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less. The Portfolio may invest in variable and floating rate obligations that have stated maturities in excess of 397 days if such obligations comply with conditions established by the SEC. Securities held by the Portfolio as collateral for repurchase agreements and other collateralized transactions may have remaining maturities in excess of 397 days. The Portfolio may purchase or sell securities on a forward commitment basis, and will invest only in U.S. dollar-denominated securities.

         High quality money market instruments can be divided into two categories: "first tier" securities and "second tier" securities. An instrument rated in the highest rating category by at least two NRSROs (or one NRSRO if only one has rated the security) or, if unrated, determined by Western Asset to be of comparable quality, is a "first tier" security. "Second tier" securities are all other high quality securities. The Portfolio may not invest more than five percent of its total assets in first tier securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities), except on a temporary basis. The Portfolio may not invest more than one percent of its total assets, or $1 million, whichever is greater, in the second tier securities of any one issuer, and may not invest more than five percent of its total assets in second tier securities generally. Both the percentages and the quality standards set forth in this paragraph are measured at the time a security is purchased.

         The Portfolio's foreign investments (all of which will be U.S. dollar-denominated) subject the Portfolio to investment risks different from those associated with domestic investments. For additional information concerning these risks, see "Common Investment Policies and Techniques; Risk Factors -- Foreign Securities" below. To the extent permitted by applicable law, the Portfolio may also engage in reverse repurchase agreements and other borrowings. See "Common Investment Policies and Techniques; Risk Factors" below.

                    WESTERN ASSET LIMITED DURATION PORTFOLIO
                      WESTERN ASSET INTERMEDIATE PORTFOLIO
                   WESTERN ASSET INTERMEDIATE PLUS PORTFOLIO
                          WESTERN ASSET CORE PORTFOLIO
                       WESTERN ASSET CORE PLUS PORTFOLIO

--------------------------------------------------------------------------------
Advisers:   Western Asset (each Portfolio) and WAGM (non-U.S. portion of the
            Western Asset Intermediate Plus and Western Asset Core Plus
            Portfolios)
--------------------------------------------------------------------------------
Objective:  maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for that Portfolio.  "Total return" includes interest from underlying securities, capital gains and appreciation on the securities held in the Portfolio, and gains from the sale of futures and options.
--------------------------------------------------------------------------------

         As set forth below, the Portfolios differ from one another primarily in the range of duration and/or in the proportion of assets invested in certain types of securities. Further, the Western Asset Intermediate Plus Portfolio and the Western Asset Core Plus Portfolio (the "Western Asset Plus Portfolios") differ from the other Portfolios in the percentage of their assets that they may invest in securities of foreign issuers, in non-U.S. dollar-denominated securities and in non-investment grade debt securities.

         Duration is a measure of the expected life of a fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have call provisions that allow the issuer to redeem the security at specified dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. It is therefore considered a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity. See "Common Investment Policies and Techniques; Risk Factors" for a further explanation of the term "duration" and its application to various fixed income securities.

         The Portfolios invest primarily in the following types of securities: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; U.S. dollar-denominated fixed income securities of non-governmental domestic or foreign issuers rated at the time of purchase Baa or better by Moody's Investors Service ("Moody's") or BBB or better by Standard & Poor's ("S&P"), securities comparably rated by another NRSRO or, if unrated, determined by an Adviser to be of comparable quality; mortgage- and other asset-backed securities; and U.S. dollar-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies or supranational organizations. The Portfolios may also invest in other securities or investments, including certificates of deposit, time deposits and bankers' acceptances issued by domestic and foreign banks and denominated in U.S. dollars and commercial paper and other short-term investments, and may engage in repurchase agreements and reverse repurchase agreements. See "Common Investment Policies and Techniques; Risk Factors" for more information.

         Each Portfolio is authorized to invest up to 25% of its total assets in the securities of foreign issuers. However, each Portfolio, other than the Western Asset Plus Portfolios, presently intends to limit such investments to securities denominated in U.S. dollars. Each of the Western Asset Plus Portfolios may invest up to 20% of its total assets in the non-dollar denominated securities of foreign issuers. See "Common Investment Policies and Techniques; Risk Factors -- Foreign Securities" for more information.

         Each Portfolio, other than the Western Asset Plus Portfolios, may invest up to 5% of its net assets in debt securities that are rated at the time of purchase below investment grade but rated at least B or higher by an NRSRO or, if unrated, determined by an Adviser to be of comparable quality. Each of the Western Asset Plus Portfolios may invest up to 15% of its total assets in debt securities that are rated at the time of purchase below investment grade but rated at least B or higher by an NRSRO or, if unrated, determined by an Adviser to be of comparable quality. See the Appendix to the Prospectus for a description of Moody's, S&P's and Fitch Investors Service, Inc.'s ratings applicable to fixed income securities and "Common Investment Policies and Techniques; Risk Factors -- Debt and Fixed Income Securities -- Lower-Rated Securities" for more information concerning fixed income securities of below investment grade quality. If the rating of a security in which a Portfolio has invested falls below the minimum rating in which the Portfolio is permitted to invest, the Portfolio will either dispose of that security within a reasonable time or hold the security for so long as the relevant Adviser determines appropriate for that Portfolio, having due regard for market conditions, tax implications and other applicable factors.

         Each Portfolio may buy or sell futures contracts on fixed income instruments, options on such futures contracts and options on securities to hedge against changes in the value of securities which the Portfolio owns or anticipates purchasing due to anticipated changes in interest rates or for non-hedging purposes. Each Portfolio may also purchase and sell options on debt securities. See "Common Investment Policies and Techniques -- Options and Futures."

         Each Portfolio also may purchase preferred stocks, structured notes, municipal securities, convertible securities, pay-in-kind securities and zero coupon bonds, may purchase or sell securities on a forward commitment basis, lend its portfolio securities, and borrow money for temporary or emergency purposes. See "Common Investment Policies and Techniques; Risk Factors" below for more information about these practices.

         In selecting securities for each Portfolio, the Advisers may utilize economic forecasting, interest rate anticipation, credit and call risk analysis, and other security selection techniques. The proportion of each Portfolio's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Advisers' outlook for the U.S. and foreign economies, the financial markets and other factors.

         The composition of the Portfolios is as follows:

WESTERN ASSET LIMITED DURATION PORTFOLIO . . .
--------------------------------------------------------------------------------

invests in a portfolio with a dollar-weighted average duration normally ranging between one and three years. The total rate of return for this Portfolio is expected to exhibit less volatility than that of the other Portfolios because its average duration will be shorter.

WESTERN ASSET INTERMEDIATE PORTFOLIO AND
WESTERN ASSET INTERMEDIATE PLUS PORTFOLIO . . .
--------------------------------------------------------------------------------

invest in a portfolio with a dollar-weighted average duration normally ranging between two and four years. The total rate of return for each of these Portfolios is expected to exhibit less volatility than that of the Western Asset Core Portfolio or the Western Asset Core Plus Portfolio because its average duration will be shorter.

WESTERN ASSET CORE PORTFOLIO AND
WESTERN ASSET CORE PLUS PORTFOLIO  . . .
--------------------------------------------------------------------------------

invest in a portfolio with a dollar-weighted average duration that will normally stay within (plus/minus) 20% of what Western Asset believes to be the average duration of the domestic bond market as a whole, but may have a longer or shorter duration during periods of unusual market conditions, as judged by Western Asset. Western Asset bases its analysis of the average duration of the domestic bond market on bond market indices which it believes to be representative. Western Asset currently uses the Lehman Brothers Aggregate Bond Index for this purpose. As the average duration of the domestic bond market is currently about four and one-half years, the duration of these Portfolios is currently expected to range between four and six years. Portfolio holdings will be focused in areas of the bond market (based on quality, sector, coupon, maturity, country or currency) which the relevant Adviser believes to be relatively undervalued.

         The average duration of any Portfolio may be less than that specified during periods of unusual liquidity needs or immediately following a major contribution of cash.

         With respect to the Western Asset Plus Portfolios, Western Asset will determine the relative portion of a Portfolio's assets that is allocated to foreign securities (and therefore to the investment discretion of WAGM).

                       WESTERN ASSET HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
Adviser:    Western Asset
--------------------------------------------------------------------------------
Objective:  maximize total return, consistent with prudent investment management. "Total return" includes interest from underlying securities, capital gains and appreciation on the securities held in the Portfolio, and gains from the sale of futures and options.
--------------------------------------------------------------------------------

         Under normal market conditions, the Portfolio will invest at least 75% of its total assets in U.S. dollar-denominated debt or fixed income securities of non-governmental domestic issuers that are rated below investment grade by one or more NRSROs or are of a comparable quality as determined by Western Asset. These securities are commonly known as "junk bonds" or "high yield bonds." Western Asset expects that, under normal market conditions, all or substantially all of the Portfolio's assets will be invested in such securities. Non-investment grade securities and certain investment grade securities have speculative characteristics and are therefore more volatile. A rating in the lowest category indicates that the security is highly speculative and may be in default or in danger of default as to principal and interest. Lower-rated securities generally provide greater income than higher-rated securities, but are subject to greater market fluctuations and risks of loss of income and principal than higher-rated securities. See "Common Investment Policies and Techniques; Risk Factors -- Debt and Fixed Income Securities -- Lower-Rated Securities" for more information concerning fixed income securities of below investment grade quality.

         In selecting securities for the Portfolio, Western Asset may utilize economic forecasting, interest rate anticipation, credit and call risk analysis, and other security selection techniques. The proportion of assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on Western Asset's outlook for the U.S. and foreign economies, the financial markets and other factors.

         The Portfolio may also invest in the following U.S. dollar-denominated securities: mortgage- and other asset-backed securities; municipal obligations; variable and floating rate debt securities; commercial paper and other short-term investments; various corporate obligations (including preferred stock, convertible securities, zero coupon securities and pay- in-kind securities); common stocks and warrants; and certificates of deposit, fixed time deposits and bankers' acceptances issued by domestic banks. The Portfolio may also engage in repurchase agreements, reverse repurchase agreements and dollar roll transactions. For more information, see "Common Investment Policies and Techniques; Risk Factors" below.

         The Portfolio may invest up to 25% of its total assets in non-U.S. dollar-denominated foreign securities. See "Common Investment Policies and Techniques; Risk Factors -- Foreign Securities" for more information concerning such investments.

         The Portfolio also may buy or sell interest rate futures contracts and options on fixed income instruments and bond indices and options on interest rate futures contracts to hedge against changes in the value of securities it owns or anticipates purchasing or for non-hedging purposes. The Portfolio also may purchase or sell securities on a forward commitment basis, engage in foreign currency exchange transactions, lend its securities, and borrow money for temporary or emergency purposes. See "Common Investment Policies and Techniques; Risk Factors" below for more information about these practices.

                 WESTERN ASSET NON-U.S. FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------
Adviser:     WAGM
--------------------------------------------------------------------------------
Objective:   maximize total return, consistent with prudent investment
             management. "Total return" includes interest from underlying securities, capital gains and appreciation on the securities held in the Portfolio, and gains from the use of futures and options and from favorable changes in foreign currency exchange rates.
--------------------------------------------------------------------------------

         Under normal market conditions, the Portfolio invests at least 75% of its total assets in securities denominated in major foreign currencies and in baskets of currencies (which may include U.S. and foreign currencies), such as the European Currency Unit, or "ECU," or as other baskets of currencies may further develop. WAGM anticipates that, under normal market conditions, all or substantially all of the Portfolio's assets will be invested in securities of foreign issuers. WAGM will manage the investments of the Portfolio across different international bond markets so that, under normal market conditions, the Portfolio's assets will be invested in securities of foreign issuers representing at least three foreign countries. WAGM will select the Portfolio's foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors WAGM believes relevant.

         In selecting securities for the Portfolio, WAGM may utilize economic forecasting, interest rate anticipation, credit and call risk analysis, and other security selection techniques. The proportion of assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on WAGM's outlook for the U.S. and foreign economies, the financial markets and other factors.

         The Portfolio's foreign investments subject the Portfolio to greater risks than those associated with domestic investments. See "Common Investment Policies and Techniques; Risk Factors -- Foreign Securities" for more information concerning these risks.

         Within the limits described above, the Portfolio may invest in a variety of securities, including: U.S. dollar-denominated or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies (such as the World Bank) or supranational entities; foreign currency exchange-related securities, including foreign currency warrants; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage- and other asset-backed securities; variable and floating rate debt securities; commercial paper and other short-term investments; corporate obligations (including preferred stock, convertible securities, zero coupon securities and pay-in-kind securities); certificates of deposit, fixed time deposits and bankers' acceptances; loan participations and assignments; indexed securities and structured notes; and repurchase agreements collateralized by any security in which it may invest. The Portfolio may also engage in reverse repurchase agreements and dollar roll transactions and may borrow money for temporary or emergency purposes. See "Common Investment Policies and Techniques; Risk Factors" for more information.

         The Portfolio may invest up to 25% of its net assets in securities that are rated at the time of purchase below investment grade or are of comparable quality at the time of purchase as determined by WAGM. These securities are commonly known as "junk bonds" or "high yield bonds." It is likely that a substantial portion of these securities will be issued by issuers located in emerging market countries. As a result, these securities are subject to special risks. See "Common Investment Policies and Techniques; Risk Factors" below for more information concerning lower-rated securities and securities issued by issuers located in emerging market countries. In evaluating the credit risk of a foreign debt security, the Portfolio may use ratings assigned by rating agencies recognized in the primary market for those securities. In the event that the rating of any security held by the Portfolio falls below its rating at the time of purchase, the Portfolio will not be obligated to dispose of such security and may continue to hold the security if, in the opinion of WAGM, such investment is considered appropriate in the circumstances.

         The Portfolio also may buy or sell interest rate futures contracts and options on fixed income instruments and bond indices and options on interest rate futures contracts to hedge against changes in the value of securities it owns or anticipates purchasing or for non-hedging purposes. The Portfolio may buy or sell foreign currencies, foreign currency options, or foreign currency futures contracts and related options, and may enter into foreign currency forward contracts and other foreign currency exchange transactions for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may engage in such transactions for purposes of increasing exposure to a particular foreign currency or to shift exposure to foreign currency fluctuations from one country to another. See "Common Investment Policies and Techniques; Risk Factors" for more information about these practices.

         The Portfolio is "non-diversified" within the meaning of the Investment Company Act. Accordingly, the Portfolio may invest a greater percentage of its total assets in securities of any one issuer, or may invest in a smaller number of different issuers, than it would if it were a "diversified" company under the Investment Company Act. The Portfolio is therefore more susceptible to risks associated with particular issuers and with the economic, political or regulatory issues in a particular country or group of countries than would a diversified portfolio.

         It is anticipated that from time to time over 25% of the Portfolio's assets may be invested in securities of issuers located in a single country, which is currently expected to be the case with respect to both Japanese and German issuers. Such issuers may include the foreign governments of these countries and their subdivisions, agencies, and instrumentalities, and also non-governmental issuers. Whether the Portfolio will concentrate in foreign governmental issuers or other issuers of these countries will depend on relative market and economic circumstances from time to time. Among such circumstances are the relative performance of these and other countries' fixed income markets, expectations as to future relative performance of those markets, relative foreign exchange rates, relative economic performance and expectations for these and other foreign countries, and similar investment factors. The Portfolio will concentrate in these countries or other countries when such circumstances suggest the potential of a relatively higher return from such concentration. The investment of a substantial amount of the Portfolio's assets in securities of issuers from any such country raises special considerations for investors in addition to the considerations generally applicable to foreign securities described above.

         Japan currently has the second largest GNP in the world. While the Japanese economy has grown substantially over the last three decades, with its growth rate averaging over 5% in the 1970s and 1980s, the growth rate in Japan has slowed substantially this decade. The economy is currently very weak and the Bank of Japan continues to maintain a very loose monetary policy. The official discount rate has been at .50 percent since September 1995.

         Germany currently has the third largest GNP in the world. It too has grown substantially over the past few decades. The economy is now recovering from a period of weak growth. The German Central Bank has reacted by raising interest rates. This was also done to satisfy the requirement for rate convergence in anticipation of the expected single currency in Europe. Inflation remains at very moderate levels.

                WESTERN ASSET GLOBAL STRATEGIC INCOME PORTFOLIO

--------------------------------------------------------------------------------
Advisers:         WAGM (Non-U.S. portion) and Western Asset (U.S. portion)
--------------------------------------------------------------------------------
Objective:        income and capital appreciation
--------------------------------------------------------------------------------

         The Portfolio seeks to achieve its investment objective by allocating and reallocating its assets primarily among various types of U.S. dollar-denominated and foreign currency denominated fixed income securities, including mortgage-related and asset-backed securities; U.S. and foreign investment-grade corporate securities; U.S. and foreign non-investment grade corporate securities; sovereign debt obligations of developed nations; and debt obligations of corporate and governmental issuers in developing countries, which are sometimes referred to as emerging markets countries. Under normal market conditions, the Portfolio will invest at least 80% of its total assets in securities of issuers representing at least three countries, one of which may be the U.S., and at least 65% of its total assets in income producing securities.

         WAGM will select the Portfolio's foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors WAGM believes relevant. In selecting securities for the Portfolio, Western Asset and WAGM may utilize economic forecasting, interest rate anticipation, credit and call risk analysis, and other security selection techniques. The proportion of assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on WAGM's or Western Asset's outlook for the U.S. and foreign economies, the financial markets and other factors.

         Mortgage-related securities in which the Portfolio may invest include mortgage obligations collateralized by mortgage loans or mortgage pass-through certificates. Asset- backed securities in which the Portfolio may invest include obligations collateralized by credit card receivables, automotive loans and leases as well as home equity loans.

         Investment-grade securities in which the Portfolio may invest include bonds, debentures and notes of U.S. and foreign corporate issuers and warrants on the same. At the time of purchase, these securities will be rated at least investment grade by an NRSRO or, if not rated, will be deemed by Western Asset or WAGM to be of comparable quality.

         The Portfolio may invest up to 100% of its assets in securities that are rated at the time of purchase below investment grade or are of comparable quality at the time of purchase as determined by WAGM or Western Asset. These securities are commonly known as "junk bonds" or "high yield bonds." The Portfolio may invest in securities that have an NRSRO's lowest rating, or in non-rated securities deemed by WAGM or Western Asset to be of comparable quality. Such ratings indicate that the obligations are highly speculative and may be in default or in danger of default as to principal and interest. High-yielding corporate fixed income securities of foreign issuers in which the Portfolio may invest will include securities of companies, wherever organized, that have their principal business activities and interests outside the United States. A substantial portion of these securities may be issued by issuers located in emerging market countries. As a result, these securities are subject to special risks. See "Common Investment Policies and Techniques; Risk Factors" below for more information concerning lower-rated securities and securities issued by issuers located in emerging market countries. In evaluating the credit risk of a foreign debt security, the Portfolio may use ratings assigned by rating agencies recognized in the primary market for those securities. In the event that the rating of any security held by the Portfolio falls below its rating at the time of purchase, the Portfolio will not be obligated to dispose of such security and may continue to hold the security if, in the opinion of WAGM or Western Asset, such investment is considered appropriate in the circumstances.

         The Portfolio also may invest in securities issued by supranational organizations, which are entities designated or supported by a government or governmental entity to promote economic development, and include, among others, the Asian Development Bank, the European Community, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the International Bank for Reconstruction and Development ("World Bank") and the European Bank for Reconstruction and Development. These organizations have no taxing authority and are dependent upon their members for payments of interest and principal. Moreover, the lending activities of such supranational entities may be limited to a percentage of their total capital (including "callable capital" contributed by members at an entity's call), reserves and net income. Sovereign and supranational debt obligations in which the Portfolio invests may have an NRSRO's lowest rating or in securities deemed by WAGM to be of comparable quality.

         As noted above the Portfolio may also invest in debt obligations of private and governmental issuers in countries with developing economies, which are sometimes referred to as emerging market countries. These investments include "Brady Bonds"; bonds issued as a result of a debt restructuring plan; Eurobonds; domestic and international bonds issued under the laws of a developing country; and emerging market loans. For more information concerning the risks associated with investments in emerging markets, see "Common Investment Policies and Techniques; Risk Factors -- Foreign Securities."

         The Portfolio's investments may be denominated in either U.S. dollars or a variety of other currencies. The Portfolio's foreign investments subject the Portfolio to greater risks than those associated with domestic investments. See "Common Investment Policies and Techniques; Risk Factors -- Foreign Securities" for more information concerning these risks.

         The Portfolio may invest in a variety of other securities, including: foreign currency exchange-related securities, including foreign currency warrants; shares of other investment companies; variable and floating rate debt securities; commercial paper and other short-term investments; corporate obligations (including preferred stock, convertible securities, zero coupon securities and pay-in-kind securities); municipal obligations; certificates of deposit, fixed time deposits and bankers' acceptances; loan participations and assignments; indexed securities and structured notes; and repurchase agreements. The Portfolio may engage in reverse repurchase agreements and dollar roll transactions, borrow money for temporary or emergency purposes, loan its portfolio securities and purchase or sell securities on a forward commitment basis. See "Common Investment Policies and Techniques; Risk Factors" for more information.

         In addition, the Portfolio may buy or sell bond or interest rate futures contracts and options on fixed income instruments and bond indices and options on bond or interest rate futures contracts to hedge against changes in the value of securities it owns or anticipates purchasing or for non-hedging purposes. The Portfolio may buy or sell foreign currencies, foreign currency options, or foreign currency futures contracts and related options, and may enter into foreign currency forward contracts and other foreign currency exchange transactions for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may engage in such transactions for purposes of increasing exposure to a particular foreign currency or to shift exposure to foreign currency fluctuations from one country to another. See "Common Investment Policies and Techniques; Risk Factors" for more information about these practices.

         The Portfolio is "non-diversified" within the meaning of the Investment Company Act. Accordingly, the Portfolio may invest a greater percentage of its total assets in securities of any one issuer, or may invest in a smaller number of different issuers, than it would if it were a "diversified" company. The Portfolio is therefore more susceptible to risks associated with particular issuers and with the economic, political or regulatory issues in a particular country or group of countries than would a diversified portfolio.

                    WESTERN ASSET ENHANCED EQUITY PORTFOLIO

--------------------------------------------------------------------------------
Adviser:    Western Asset Management Company ("Western Asset")
--------------------------------------------------------------------------------
Objective:  long term total return.  "Total return" includes all interest, dividends and other income, net of expenses, paid on the Portfolio's investments, as well as all realized and unrealized gains and losses.
--------------------------------------------------------------------------------

          The Portfolio's assets will be comprised of two components: an equity component and a fixed income component. As more fully described below, Western Asset attempts to manage the equity component so that the Portfolio generally maintains full exposure to the U.S. equity market as represented by the S&P 500 Index (the "Index"). Western Asset attempts to manage the Portfolio's fixed income component in order to generate interest and gains in excess of the Portfolio's expenses, including transaction costs related to its investments. By investing in both components, the Portfolio expects that its performance will approximate that of the Index, with the extent to which the Portfolio outperforms or underperforms the Index depending largely on whether the fixed income component has earned sufficient amounts to offset the Portfolio's expenses.

         EQUITY COMPONENT. The Portfolio's equity component invests in common stocks that are represented in the Index ("S&P stocks"), stock index futures, options on stock indexes, options on stock index futures and other derivative instruments that are based on the Index ("S&P derivatives"). The Portfolio may invest in any combination of S&P stocks and S&P derivatives. Western Asset will determine the appropriate mix of S&P stocks and S&P derivatives for the Portfolio based on current market conditions and the expected costs and returns of each, while seeking to control and limit overall risk. Based on current market conditions, Western Asset currently expects that the Portfolio's equity component will invest predominantly, and likely exclusively, in S&P derivatives. To the extent S&P stocks are purchased by the Portfolio, the Portfolio will not be limited to purchasing S&P stocks in the same proportion as such stocks are weighted in the Index.

         The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange ("Exchange"). S&P chooses the stocks to be included in the Index solely on a statistical basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Stocks represented currently in the Index represent approximately two-thirds of the total market value of all U.S. publicly traded common stocks.

         Positions in S&P derivatives will be entered into only to the extent they constitute permissible positions for the Portfolio according to applicable rules of the Commodity Futures Trading Commission ("CFTC"). From time to time Western Asset may be constrained in its ability to use S&P derivatives by, among other things, CFTC rules or an unanticipated inability to close out positions when it would be most advantageous to do so. For more information about S&P derivatives, see "Common Investment Policies and Techniques; Risk Factors -- Options and Futures."

         The Portfolio is neither sponsored by nor affiliated with S&P. The Portfolio will seek to remain invested in S&P stocks and S&P derivatives even when the Index is declining.

         FIXED INCOME COMPONENT. The fixed income component will invest primarily in the following types of securities: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; fixed income securities of non-governmental domestic or foreign issuers; municipal securities; mortgage- and other asset-backed securities; preferred stocks; and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies or supranational entities. The fixed income component may also invest in other securities or instruments, including certificates of deposit, time deposits and bankers' acceptances issued by domestic and foreign banks and commercial paper and other short-term investments, and may engage in repurchase agreements, reverse repurchase agreements and other borrowings and purchase or sell futures contracts and options. Up to 10% of the Portfolio's net assets may be invested in lower- rated securities (i.e., securities rated below investment grade at the time of purchase or unrated securities of comparable quality at the time of purchase) and up to 20% of its net assets may be invested in foreign securities. The fixed income component may engage in foreign currency exchange transactions in connection with its foreign investments. For more information, see "Common Investment Policies and Techniques; Risk Factors."

COMMON INVESTMENT POLICIES AND TECHNIQUES;
RISK FACTORS
--------------------------------------------------------------------------------

         Some or all of the Portfolios may engage in the following investment practices and techniques to the extent described in this Prospectus. See the SAI for a further description of the uses, risks and costs of these practices.

                               FOREIGN SECURITIES
--------------------------------------------------------------------------------

         Investing in the securities of issuers in any foreign country, or in securities denominated in a foreign currency, involves special risks and considerations not typically associated with investing in U.S. issuers or U.S. dollar-denominated securities. These include risks resulting from differences in accounting, auditing and financial reporting standards; lower liquidity than U.S. securities; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency out of a country); and political instability. In many cases, there is less publicly available information concerning foreign issuers than is available concerning U.S. issuers. Additionally, purchases and sales of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes and tax withholding. Foreign securities generally exhibit greater price volatility and a greater risk of illiquidity.

         To the extent a Portfolio purchases securities denominated in a foreign currency, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Portfolio's assets and the Portfolio's income available for distribution. In addition, a Portfolio is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a Portfolio's income has been earned and translated into U.S. dollars (but before payment), the Portfolio could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

         The relative performance of various countries' securities markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Bank deposit insurance, if any, may be subject to widely varying regulations and limits in foreign countries.

         Foreign securities purchased by a Portfolio may be listed on foreign exchanges, traded over-the-counter or purchased in private transactions. Transactions on foreign exchanges are usually subject to mark-ups or commissions higher than negotiated commissions on U.S. transactions. There is less government supervision and regulation of exchanges and brokers in many foreign countries than in the United States. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions.

         Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. issuers having significant foreign operations.

         EMERGING MARKET ISSUERS. The risks of foreign investment, described above, are greater for investments in emerging market issuers, and such investments should therefore be considered speculative. Debt securities of governmental and other issuers in emerging market countries will typically be rated below investment grade or be of comparable quality. For more information about lower-rated securities, see "Debt and Fixed Income Securities -- Lower-Rated Securities" below.

         Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed markets around the world. Emerging market countries may experience substantial rates of inflation or deflation. Inflation, deflation and rapid fluctuations in such rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging market countries. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or deflation or mitigate their effects, inflation and deflation may continue to have significant effects both on emerging market countries and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

         Economies in emerging market countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

         Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings. Hedging instruments are not typically available with respect to investments in emerging market countries and, to the extent they are available, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) would make it virtually impossible to hedge effectively against such risks.

         To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a Portfolio to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the supply of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to the Portfolio. In such a case, a Portfolio's ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If the Portfolio is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a Portfolio's ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for the U.S. dollars.

         Many emerging market countries have little experience with the corporate form of business organization, and may not have well developed corporation and business laws or concepts of fiduciary duty in the business context. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of an emerging market country's securities markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited.

         Some emerging markets have different settlement and clearance procedures, which, for example, may not call for delivery of a security to a Portfolio until well after the Portfolio has paid for such security. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Portfolio to make intended securities purchases due to settlement problems could cause that Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, in possible liability to the purchaser.

         The risk also exists that an emergency situation may arise in one or more emerging market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for a Portfolio's portfolio securities in such markets may not be readily available.

         SOVEREIGN DEBT SECURITIES. Sovereign debt is subject to risks in addition to those relating to foreign investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor's willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors also may be dependent on expected disbursements from foreign governments or multinational agencies, the country's access to trade and other international credits, and the country's balance of trade. Some emerging market sovereign debtors have in the past rescheduled their debt payments or declared moratoria on payments, and similar occurrences may happen in the future.

         DEPOSITARY RECEIPTS. American Depositary Receipts, or "ADRs," are securities issued by a U.S. depositary (usually a bank) and represent a specified quantity of underlying non-U.S. securities on deposit with a custodian bank as collateral. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer or the underlying security. ADRs may also be subject to exchange rate risks if the underlying securities are denominated in foreign currency. The Portfolios may also invest in similar non-U.S. instruments issued by foreign banks or trust companies such as "GDRs" and "EDRs." For purposes of its investment policies, each Portfolio will treat ADRs and similar instruments as equivalent to investment in the underlying securities.

                              OPTIONS AND FUTURES
--------------------------------------------------------------------------------

         A futures contract is an agreement between the parties to buy or sell a specified amount of one or more securities, units of an index or currencies at a specified price and date; futures contracts are generally closed out by the parties in advance of that date for a cash settlement. Under an option contract, one party generally has the right to require the other to buy or sell a specified amount of securities, units of an index, currencies or futures contracts, and may exercise that right if the market price of the underlying instrument moves in a direction advantageous to the holder of the option. Options with respect to securities indices typically call for cash settlement instead of delivery of the securities that comprise the index. Options and futures are generally considered to be "derivatives."

         The Portfolios may buy, sell and write options and futures for hedging purposes and, to the extent permitted by applicable law, for non-hedging purposes, such as to earn additional income. Futures contracts and options may also be used for other non-hedging purposes, such as to simulate full investment in underlying securities while retaining a cash balance for Portfolio management purposes, as a substitute for direct investment in a security, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract or option is priced more attractively than the underlying security or index.

         The use of options and futures involves certain investment risks and transaction costs. These risks include (1) difficulty in predicting movements in the prices of individual securities or an index, fluctuations in the general securities markets or in market sectors and movements in interest rates and currency markets; (2) imperfect correlation, or no correlation at all, between movements in the price of options and futures contracts, movements in the price of the underlying instruments, index or currencies and movements in the securities or currencies that are the subject of a hedge; (3) the fact that skills needed to use these instruments are different from those needed to select a Portfolio's other investments; (4) the possible lack of a liquid secondary market for any particular instrument at any particular time; (5) the possibility that the use of cover or segregation involving a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other short-term obligations; and (6) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. There can be no assurance that a Portfolio's use of futures contracts or options will be successful. Moreover, in the event that an anticipated change in the price of the instruments, index or currencies that are the subject of the strategy does not occur, the Portfolio might have been in a better position had it not used that strategy at all. Options and futures traded on U.S. or other exchanges may be subject to position and daily fluctuation limits, which may limit the ability of a Portfolio to reduce risk using such options and futures and may limit their liquidity.

         The use of options and futures contracts for speculative purposes, e.g., to enhance income or to increase a Portfolio's exposure to a particular security or type of security or a particular foreign currency, subjects the Portfolio to additional risk. The use of options and futures to hedge an anticipated purchase also subjects a Portfolio to additional risk until the purchase is completed or the position is closed out.

         Many options on securities are traded primarily on the over-the-counter ("OTC") market. OTC options are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have much, if any, liquidity. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it has purchased the option to make or take delivery of the instruments underlying the option or otherwise fulfill its obligations under the contract. Failure by the dealer to do so would result in the loss of the premium paid by that Portfolio as well as the loss of the expected benefit of the transaction. OTC options may be considered "illiquid securities" for purposes of each Portfolio's investment limitations.

                     FOREIGN CURRENCY EXCHANGE TRANSACTIONS
--------------------------------------------------------------------------------

         Each Portfolio that may invest in securities that are denominated in foreign currencies may engage in a variety of foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. These transactions may be engaged in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

         A Portfolio may engage in transaction hedging to protect against a change in the foreign currency exchange rates between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, for transaction hedging purposes, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. Each Portfolio may also purchase, sell and write exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the Portfolio intends to buy are denominated, when the Portfolio holds cash reserves or short-term investments).

For position hedging purposes, each Portfolio may purchase, sell or write foreign currency futures contracts, foreign currency forward contracts, and options on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

         A Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies other than those in which its portfolio securities are then denominated. "Cross hedging" activities will be used when a Portfolio's Adviser believes that such transactions provide significant hedging opportunities for the Portfolio. Cross hedging transactions by a Portfolio involve the further risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the values of such currencies and of the currency or other asset or liability which is the subject of the hedge.

         The decision as to whether and to what extent a Portfolio will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of a Portfolio's investments and the availability of suitable transactions. Accordingly, there can be no assurance that a Portfolio will engage in foreign currency exchange transactions at any given time or from time to time.

         For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Options and Futures" above. A Portfolio may also use other foreign currency exchange instruments and techniques when available and deemed appropriate by its Adviser.

                  PREFERRED STOCKS AND CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

         A preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

         A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock (or another equity security) of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to (1) permit the issuer to redeem the security, (2) convert it into the underlying common stock or (3) sell it to a third party. Any of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective.

                        DEBT AND FIXED INCOME SECURITIES
--------------------------------------------------------------------------------

         The Portfolios may invest in a variety of debt and fixed income securities. These securities share one principal risk: their values fluctuate with changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a Portfolio's fixed income investments. Conversely, during periods of rising interest rates, the value of a Portfolio's fixed income investments will generally decline. The magnitude of these fluctuations will generally be greater when a Portfolio's duration or average maturity is longer. Changes in the value of portfolio securities will not affect interest income from those securities, but will be reflected in a Portfolio's net asset value. The most common types of these instruments, and the associated risks, are described below. Subject to its investment policies and applicable law, each of the Portfolios may invest in these instruments.

         U.S. GOVERNMENT OBLIGATIONS. U.S. Government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as GNMA certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as securities issued by FNMA); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac). In the case of obligations not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S.

Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

         INFLATION-INDEXED SECURITIES. The Portfolios may also invest in inflation-indexed U.S. Treasury securities (also known as "Treasury Inflation-Protection Securities"). The principal value of Treasury Inflation-Protection Securities is adjusted daily in accordance with changes in the Consumer Price Index, while interest is calculated on the basis of the adjusted principal value on the payment date. The principal value of these securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Portfolio holds the security, the Portfolio may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. Changes in market interest rates from causes other than inflation will likely affect the price of these securities in the same manner as more traditional obligations.

         MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. Mortgage-related securities may be issued by governmental, government-related or non-governmental entities, and provide regular payments which consist of interest and, in most cases, principal. In contrast, other forms of debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In effect, payments on mortgage-related securities are a "pass-through" of the payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-related securities are caused by repayments resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.

         As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the securities' effective maturities. The volume of prepayments of principal on a pool of mortgages underlying a particular mortgage-related security will influence the yield of that security, and the principal returned to a Portfolio may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had such prepayments not occurred. When interest rates are declining, such prepayments usually increase, and reinvestments of such principal prepayments will be at a lower rate than that on the original mortgage-related security. An increase in mortgage prepayments could cause the Portfolio to incur a loss on a mortgage-related security that was purchased at a premium. On the other hand, a decrease in the rate of prepayments, resulting from an increase in market interest rates or other causes, may extend the effective maturities of mortgage-related securities, increasing their sensitivity to changes in market interest rates and potentially increasing the volatility of a Portfolio's shares. The rate of prepayment may also be affected by general economic conditions, the location and age of the mortgages, and other social and demographic conditions. In determining the average maturity or duration of a mortgage-related security, a Portfolio's Adviser must apply certain assumptions and projections about the maturity and prepayment of such security; actual prepayment rates may differ. Because of prepayments, mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

         GOVERNMENT MORTGAGE-RELATED SECURITIES. GNMA is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA pass-through securities are considered to have a relatively low risk of default in that (1) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the effective maturity and market value of a Portfolio's GNMA securities can be expected to fluctuate in response to changes in interest rate levels.

         Residential mortgage loans are also pooled by Freddie Mac, a corporate instrumentality of the U.S. Government. The mortgage loans in Freddie Mac's portfolio are not government backed; Freddie Mac, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac securities. Freddie Mac also issues guaranteed mortgage certificates, on which it guarantees semiannual interest payments and a specified minimum annual payment of principal.

         FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA, not the U.S. Government.

         PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-related securities issued by Freddie Mac, FNMA or GNMA or by pools of mortgages.

         CMOs are typically structured with classes or series which have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to the coupon rate on the obligations. However, all monthly principal payments and any prepayments from the collateral pool are generally paid first to the "Class 1" holders. Thereafter, all payments of principal are generally allocated to the next most senior class of obligations until that class of obligations has been fully repaid. Although full payoff of each class of obligations is contractually required by a certain date, any or all classes of obligations may be paid off sooner than expected because of an increase in the payoff speed of the pool. Other allocation methods may be used. Payment of interest or principal on some classes or series of a CMO may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.

         Mortgage-related securities created by non-governmental issuers generally offer a higher rate of interest than government and government-related securities because there are no direct or indirect government guarantees of payment in the former securities, resulting in higher risks. Where privately issued securities are collateralized by securities issued by Freddie Mac, FNMA or GNMA, the timely payment of interest and principal is supported by the government-related securities collateralizing such obligations. The market for conventional pools is smaller and less liquid than the market for the government and government-related mortgage pools.

         ASSET-BACKED SECURITIES. Asset-backed securities refer to securities that directly or indirectly represent a participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of such securities may be illiquid.

         The principal on asset-backed securities, like that on mortgage-backed securities, may be prepaid at any time. As a result, if such securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect. Conversely, if the securities are purchased at a discount, prepayments faster than expected will increase yield to maturity and prepayments slower than expected will decrease it. Accelerated prepayments also reduce the certainty of the yield because the Portfolio must reinvest the assets at the then-current rates. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal.

         Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured obligations of the credit card holder and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There have also been proposals to cap the interest rate that a credit card issuer may charge. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions (such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest in the underlying collateral, and the underlying collateral may become damaged or stolen.

         MUNICIPAL OBLIGATIONS. Municipal obligations include obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation, schools and streets. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the making of loans to other public institutions and facilities. In addition, certain types of industrial development bonds ("IDBs") and private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities.

         Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. Municipal obligations also include municipal lease obligations and certificates of participation. Municipal lease obligations, which are issued by state and local governments to acquire land, equipment and facilities, typically are not fully backed by the municipality's credit, and, if funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Certificates of participation are participations in municipal lease obligations or installment sales contracts. Each certificate represents a proportionate interest in or right to the payments made.

         The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit and taxing power. "Revenue" bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. IDBs and PABs are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities.

         The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within or outside of the particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of municipal securities may also affect their ability to meet their obligations. Payments of principal and interest on revenue bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made. The facility's economic status, in turn, could be affected by economic, political and demographic conditions affecting the particular state.

         CORPORATE DEBT SECURITIES. A Portfolio may invest in debt securities (i.e., bonds, debentures, notes and other similar debt instruments) of domestic or foreign non-governmental issuers which meet the minimum credit quality criteria, if any, set forth for the Portfolio. Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may include warrants, may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

         LOWER-RATED SECURITIES. Non-investment grade securities, i.e., securities rated below Baa by Moody's or BBB by S&P or comparable ratings of other NRSROs or unrated securities of comparable quality, are described as "speculative" by Moody's and S&P and may be subject to greater market fluctuations and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Such securities are commonly referred to as "junk bonds." A Portfolio's Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions and will monitor the ratings of securities held by the Portfolios and the creditworthiness of their issuers. If the rating of a security in which a Portfolio has invested falls below the minimum rating in which the Portfolio is permitted to invest, the Portfolio will either dispose of that security within a reasonable time or hold the security for so long as the Portfolio's Adviser determines appropriate for that Portfolio, having due regard for market conditions, tax implications and other applicable factors. See the Appendix to this Prospectus for a description of the ratings assigned to fixed income securities by the rating agencies.

         A debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a debt security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective because, for example, the Portfolio may be able to reinvest the proceeds only in securities with lower yields or may receive a price upon sale that is lower than it would have received in the absence of the redemption.

         The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness. Generally, lower-rated securities offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Debt securities rated C by an NRSRO are bonds on which no interest is being paid and which can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated D by an NRSRO are bonds that are in default or arrears and have questionable value. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates.

         The market for lower-rated securities has expanded rapidly in recent years. This growth has paralleled a long economic expansion. At certain times in the past, the prices of many lower-rated securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those times, the yields on lower-rated securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur.

         The market for lower-rated securities is generally thinner and less active than that for higher quality debt securities, which may make it difficult for a Portfolio to value its securities or may limit a Portfolio's ability to sell such securities at fair value. As a result, judgment plays a greater role in pricing such securities than is the case for securities having more active markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

         The ratings of Moody's and S&P represent the opinions of those agencies as to the quality of the debt securities which they rate. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. If securities are rated investment grade by one rating organization and below investment grade by the other, a Portfolio's investment adviser may rely on the rating that it believes is more accurate. Each Portfolio's Adviser will consider a security's quality and credit rating when determining whether such security is an appropriate investment. Subject to its investment objective, policies and applicable law, a Portfolio may purchase a security with the lowest rating.

         STRIPPED SECURITIES. Stripped securities are created by separating bonds into their principal and interest components and selling each piece separately (commonly referred to as IOs and POs). The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Portfolio's ability to buy or sell those securities at any particular time.

         ZERO COUPON AND PAY-IN-KIND SECURITIES. A zero coupon bond is a security that makes no fixed interest payments but instead is sold at a discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero coupon bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero coupon bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. A Portfolio investing in zero coupon bonds generally accrues income on such securities prior to the receipt of cash payments. Since each Portfolio must distribute substantially all of its income to shareholders to qualify as a regulated investment company under federal income tax law, a Portfolio investing in zero coupon bonds may have to dispose of other securities to generate the cash necessary for the distribution of income attributable to its zero coupon bonds. Pay-in-kind securities have characteristics similar to those of zero coupon securities, but interest on such securities may be paid in the form of obligations of the same type rather than cash.

               COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------

         Each of the Portfolios may invest or hold cash or other short-term investments, including commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The Portfolios may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities laws in that any resale must similarly be made in an exempt transaction. The Portfolios may or may not regard such securities as illiquid, depending on the circumstances of each case.

         Any Portfolio may also invest in obligations (including certificates of deposit, demand and time deposits and bankers' acceptances) of U.S. banks and savings and loan institutions. While domestic bank deposits are insured by an agency of the U.S. Government, the Portfolios will generally assume positions considerably in excess of the insurance limits.

                      LOAN PARTICIPATIONS AND ASSIGNMENTS
--------------------------------------------------------------------------------

         The purchase of loan participations and assignments entails special risks. A Portfolio's ability to receive payments of principal and interest and other amounts in connection with loan participations and assignments will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan participation or assignment would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Because loan participations are not generally rated by independent credit rating agencies, a decision by a Portfolio to invest in a particular loan participation will depend almost exclusively on its Adviser's credit analysis of the borrower. In addition to the other risks associated with investments in debt securities, participations and assignments involve the additional risk that the insolvency of any financial institution interposed between the Portfolio and the borrower could delay or prevent the flow of payments from the borrower on the underlying loan. A Portfolio may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

         The borrower of a loan in which a Portfolio holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Portfolio will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

         Corporate loans in which a Portfolio may purchase a loan participation or assignment are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

         Certain of the loan participations or assignments acquired by a Portfolio may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Portfolio would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation.

                    INDEXED SECURITIES AND STRUCTURED NOTES
--------------------------------------------------------------------------------

         The values of indexed securities and structured notes are linked to currencies, other securities, interest rates, commodities, indices or other financial indicators ("reference instruments"). These instruments differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). An indexed security or structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable with respect to, or the interest rate of, an indexed security or structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities and structured notes involves certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain indexed securities or structured notes, a decline in the reference instrument may cause the interest rate to be reduced to zero, and any further declines in the reference instrument may then reduce the principal amount payable on maturity. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

                              FORWARD COMMITMENTS
--------------------------------------------------------------------------------

         Each Portfolio may enter into commitments to purchase securities on a "forward commitment" basis, including purchases on a "when-issued" basis or a "to be announced" basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. Such securities are often the most efficiently priced and have the best liquidity in the bond market. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a "to be announced" transaction, a Portfolio commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions.

         A Portfolio may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When a Portfolio purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen. Depending on market conditions, a Portfolio's forward commitment purchases could cause its net asset value to be more volatile.

         Each Portfolio may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. The use of forward commitments enables a Portfolio to hedge against anticipated changes in interest rates and prices. In a forward sale, a Portfolio does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

         Forward commitment transactions involve additional risks similar to those associated with investments in options and futures contracts. See "Options and Futures Contracts." It is not expected that any Portfolio's purchases of forward commitments will at any time exceed, in the aggregate, 20% of that Portfolio's total assets.

                       RESTRICTED AND ILLIQUID SECURITIES
--------------------------------------------------------------------------------

         Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. No securities for which there is not a readily available market ("illiquid securities") will be acquired by any Portfolio if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of the Portfolio's net assets (10% of net assets for the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio).

         Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company's board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is "liquid." The Portfolios intend to rely on this rule, to the extent appropriate, to deem specific securities acquired through private placement as "liquid." The Boards have delegated to a Portfolio's Adviser the responsibility for determining whether a particular security eligible for trading under this rule is "liquid." Investing in these restricted securities could have the effect of increasing a Portfolio's illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.

         Illiquid securities may be difficult to value, and a Portfolio may have difficulty disposing of such securities promptly. The Portfolios do not consider foreign securities to be restricted if they can be freely sold in the principal markets in which they are traded, even if they are not registered for sale in the U.S.

                    SECURITIES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------

         Investments in other investment companies may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. The Portfolios may invest in both closed-end and open-end investment companies.

                             REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

         A repurchase agreement is an agreement under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price and date. The securities are held by a Portfolio as collateral until retransferred and will be supplemented by additional collateral if necessary to maintain a total market value equal to or in excess of the value of the repurchase agreement. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. A Portfolio also bears the risk that the proceeds from any sale of collateral will be less than the repurchase price.

               REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWING
--------------------------------------------------------------------------------

         A reverse repurchase agreement is a portfolio management technique in which a Portfolio temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, including interest payment. While engaging in reverse repurchase agreements, each Portfolio will maintain cash or securities in a segregated account at its custodian bank with a value at least equal to the Portfolio's obligation under the agreements, adjusted daily. Reverse repurchase agreements may expose a Portfolio to greater fluctuations in the value of its assets and renders the segregated assets unavailable for sale or other disposition.

         The Portfolios may also enter into dollar roll transactions in which a Portfolio sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in the dollar roll transaction the Portfolio foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The Portfolio would also be able to earn interest on the income that is received from the initial sale.

         Each Portfolio will limit its investments in reverse repurchase agreements and other borrowing (including dollar roll transactions) to no more than one-third of its total assets. To avoid potential leveraging effects of such borrowing (including reverse repurchase agreements and dollar rolls), a Portfolio will not make investments while its borrowing is in excess of 5% of its total assets.

                         LOANS OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         A Portfolio may lend its portfolio securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities, and the Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. A Portfolio may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. No Portfolio presently expects to have on loan at any given time securities totaling more than one-third of its net assets. A Portfolio runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may decline before the Portfolio can dispose of it.

                                    DURATION
--------------------------------------------------------------------------------

         Duration is a measure of the expected life of a fixed income security on a cash flow basis. Duration takes the time intervals over which the interest and principal payments are scheduled and weights each by the present values of the cash to be received at the corresponding future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, a current coupon bond with a maturity of 3.5 years will have a duration of approximately three years. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer its duration; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter its duration.

                               PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

         The turnover rates of the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio and the Western Asset Core Portfolio for the nine month period ended March 31, 1998 on an annualized basis were 373%, 401.4% and 226.9%, respectively. While it is impossible to predict portfolio turnover rates, the Western Asset Enhanced Equity Portfolio, the Western Asset Intermediate Plus Portfolio, the Western Asset Core Plus Portfolio, the Western Asset High Yield Portfolio, the Western Asset Non-U.S. Fixed Income Portfolio and the Western Asset Global Strategic Income Portfolio expect that their average turnover rate will not exceed 400%, 400%, 400%, 200%, 200% and 200%, respectively.

         The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." As a result of a Portfolio's investment policies, under certain market conditions a Portfolio's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Higher portfolio turnover rates, such as those above 100%, are likely to result in higher brokerage commissions or other transactions costs and could give rise to a greater amount of taxable capital gains.

                       ALTERNATIVE INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

         At times a Portfolio's Adviser may judge that conditions in the securities markets make pursuing the Portfolio's typical investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, a Portfolio may invest without limit in a variety of securities that the Adviser believes present less risk to a Portfolio, including equity securities, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments, or in other securities the Adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Portfolio will use these alternative strategies.

                            NEW INVESTMENT PRODUCTS
--------------------------------------------------------------------------------

         New types of mortgage-backed and asset-backed securities, derivative instruments and hedging instruments are developed and marketed from time to time. Consistent with its investment limitations, each Portfolio expects to invest in those new types of securities and instruments that its Adviser believes may assist the Portfolio in achieving its investment objective.

                              INVESTMENT POLICIES
--------------------------------------------------------------------------------

         The investment objective of each of the Western Asset Core, the Western Asset Limited Duration, the Western Asset Intermediate and the Western Asset Money Market Portfolio are "fundamental." Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. Changes to fundamental investment policies require shareholder approval; the Directors may change any non-fundamental investment policy without shareholder approval.

PERFORMANCE DATA
--------------------------------------------------------------------------------

         Advertisements and other communications to shareholders or prospective investors may include performance information about a Portfolio. "Yield" for each class of shares of a Portfolio (other than the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio) is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period. Yield for the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio is derived from the income generated by an investment in a Portfolio over a stated seven-day period. This income is "annualized," i.e., the average daily net income generated by the investment during that week is assumed to be generated each day over a 365-day period, and is shown as a percentage of the investment. "Effective yield" is calculated similarly but assumes that the income earned by an investment is reinvested.

         "Total return" is a measurement of the overall change in value, including changes in share price and assuming reinvestment of distributions, of an investment in a Portfolio. "Cumulative total return" shows a Portfolio's performance over a specific period of time. "Average annual total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Portfolio invested at the maximum public offering price.

         Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Portfolio operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with a Portfolio's investment objective and policies. These factors should be considered when comparing a Portfolio's investment results with those of other mutual funds and other investment vehicles. Performance information is based on historical performance and should not be viewed as representative of a Portfolio's future performance. The investment return and principal value of an investment in a Portfolio (other than the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio, which attempt to maintain a stable net asset value per share) will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Portfolio performance may be compared to that of various indexes. See the SAI.

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------


                               BOARD OF DIRECTORS
--------------------------------------------------------------------------------

         The business affairs of the Corporation are managed under the direction of a Board of Directors, and the Directors of the Corporation are responsible for generally overseeing the conduct of each Portfolio's business. Information about the Directors and executive officers of the Corporation may be found in the SAI.

         The Board of Directors has retained the Manager and the Advisers to manage the Portfolios' affairs, furnish a continuing investment program for the Portfolios and make investment decisions on their behalf, subject to such policies as the Directors may determine.

                    MANAGER, ADVISERS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

         The Portfolios are managed by the Manager. Each Portfolio pays the Manager a monthly fee based on the average net assets of the Portfolio at the following rates:

                                                           ANNUAL PERCENTAGE OF
                    PORTFOLIO                               AVERAGE NET ASSETS
                    ---------                               ------------------

Western Asset Money Market Portfolio                              0.20%
Western Asset Government Money Market Portfolio                   0.20%
Western Asset Limited Duration Portfolio                          0.35%
Western Asset Intermediate Portfolio                              0.40%
Western Asset Intermediate Plus Portfolio                         0.40%
Western Asset Core Portfolio                                      0.45%
Western Asset Core Plus Portfolio                                 0.45%
Western Asset High Yield Portfolio                                0.55%
Western Asset Non-U.S. Fixed Income Portfolio                     0.45%
Western Asset Global Strategic Income Portfolio                   0.45%
Western Asset Enhanced Equity Portfolio                           0.55%

         The Manager is a Maryland corporation formed on February 20, 1998 and is a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company. The Manager's address is 100 Light Street, Baltimore, Maryland 21202.

         In order to assist in carrying out its investment advisory responsibilities, the Manager has retained the Advisers to render advisory services to the Portfolios. The Manager pays the fees of the Advisers as follows:

              PORTFOLIO                                 ADVISER                 ADVISER FEE
              ---------                                 -------                 -----------
Western Asset Money Market Portfolio                 Western Asset                 0.15%

Western Asset Government Money Market                Western Asset                 0.15%
Portfolio

Western Asset Limited Duration Portfolio             Western Asset                 0.30%

Western Asset Intermediate Portfolio                 Western Asset                 0.35%

Western Asset Intermediate Plus Portfolio            Western Asset/                0.35%
                                                          WAGM

Western Asset Core Portfolio                         Western Asset                 0.40%

Western Asset Core Plus Portfolio                    Western Asset/                0.40%
                                                          WAGM

Western Asset High Yield Portfolio                   Western Asset                 0.50%

Western Asset Non-U.S. Fixed Income Portfolio             WAGM                     0.40%

Western Asset Global Strategic Income Portfolio      Western Asset/                0.40%
                                                          WAGM

Western Asset Enhanced Equity Portfolio              Western Asset                 0.50%

         EXPENSE LIMITATIONS. The Manager and Advisers have voluntarily agreed to waive their fees and/or reimburse each Portfolio to the extent the Portfolio's expenses (exclusive of taxes, interest, 12b-1 fees, brokerage and other transaction expenses and any other extraordinary expenses) exceed during any month an annual rate of 0.30% of the Portfolio's average daily net assets for such month for the Western Asset Government Money Market and Western Asset Money Market Portfolios, 0.40% of the Portfolio's average daily net assets for such month for the Western Asset Limited Duration Portfolio, 0.45% of the Portfolio's average daily net assets for such month for the Western Asset Intermediate and Western Asset Intermediate Plus Portfolios, 0.50% of the Portfolio's average daily net assets for such month for the Western Asset Core and Western Asset Core Plus Portfolios, 0.55% of the Portfolio's average daily net assets for such month for the Western Asset High Yield and Western Asset Non-U.S. Fixed Income Portfolios, 0.65% of the Portfolio's average daily net assets for such month for the Western Asset Enhanced Equity Portfolio, 0.80% of the Portfolio's average daily net assets for such month for the Western Asset Global Strategic Income Portfolio, until October 30, 1998.

         WESTERN ASSET. Western Asset, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Western Asset were approximately $38.3 billion as of March 31, 1998. The address of Western Asset is 117 East Colorado Boulevard, Pasadena, CA 91105.

         WAGM. WAGM, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by WAGM were approximately $3.2 billion as of March 31, 1998. The address of WAGM is 155 Bishopsgate, London, England.

         PORTFOLIO MANAGERS. Neither Western Asset nor WAGM employs individual portfolio managers to determine the investments of a Portfolio. Instead, the day-to-day management of the Portfolios' investments will be the responsibility of their respective investment strategy groups.

                                  DISTRIBUTORS
--------------------------------------------------------------------------------

         Legg Mason Wood Walker, Incorporated ("Legg Mason") is the distributor of each Portfolio's shares. Legg Mason pays certain expenses in connection with the offering of shares of each Portfolio, including any compensation to its financial advisors, the printing and distribution of prospectuses, SAIs and periodic reports used in connection with the offering to prospective investors, and expenses relating to any supplementary sales literature or advertising. The Portfolios bear the expenses of preparing, setting in type and mailing the prospectuses, SAIs and periodic reports to existing shareholders.

         Arroyo Seco, Inc. ("Arroyo Seco"), a wholly owned subsidiary of Western Asset, is also authorized to offer the Portfolios' shares for sale to its customers. The Portfolios make no payments to Arroyo Seco in connection with the offer or sale of their shares, and Arroyo Seco does not collect any commissions or other fees from customers in connection with the offer or sale of the Portfolios' shares.

                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

         Each Portfolio's Adviser places all orders for the purchase and sale of portfolio investments with brokers or dealers selected by it in its discretion. It will seek the best price and execution of each Portfolio's orders. However, the Adviser may pay higher commission rates than the lowest available when it believes it is reasonable to do so in light of the value of brokerage and research services provided by the broker effecting the transaction. The Adviser may also consider sales of shares of the Portfolio (or other Portfolios or other funds managed by it or its affiliates, to the extent permitted by applicable law) in selecting broker-dealers to execute Portfolio transactions.

         Some securities considered by an Adviser for purchase by a Portfolio may also be appropriate for other clients served by the Adviser. Transactions in such securities will be allocated among the Portfolios and such other clients in a manner considered fair and reasonable by the Adviser.

                                    EXPENSES
--------------------------------------------------------------------------------

         Each Portfolio pays its share of all expenses of the Corporation that are not assumed by the Manager, the relevant Adviser or other parties, including Directors', auditing, legal, custodial, transfer agency and distribution fees (which are in turn allocated to the Financial Intermediary Class of shares).

ORGANIZATION AND HISTORY
--------------------------------------------------------------------------------

         LM Institutional Fund Advisors I, Inc. ("LM Institutional I") was incorporated in Maryland on May 16, 1990. Prior to May 29, 1998, LM Institutional I was known as "Western Asset Trust, Inc." Each Portfolio is an open-end, diversified management company, except for Western Asset Non-U.S. Fixed Income Portfolio and Western Asset Global Strategic Income Portfolio, which are non-diversified companies. The Directors of the Corporation may, without shareholder approval, create, in addition to the Portfolios, other series of shares representing separate investment portfolios. Any such series may be divided without shareholder approval into two or more classes of shares having such terms as the Directors may determine.

         The Corporation has a total of 13.1 billion shares of common stock at par value $0.001. Each share has one vote, with fractional shares voting proportionally. Voting on matters pertinent only to a particular Portfolio, such as the adoption of an investment advisory contract for that Portfolio, is limited to that Portfolio's shareholders. Shares of all classes of a Portfolio will vote together as a single class except when otherwise required by law or as determined by the Directors. Shares are freely transferable, are entitled to dividends as declared by the Directors, and, if a Portfolio were liquidated, would receive the net assets of that Portfolio. Voting rights are not cumulative, and all shares of the Portfolios are fully paid and nonassessable and have no preemptive or conversion rights.

         Although no Portfolio intends to hold annual shareholder meetings, it will hold a special meeting of shareholders when the Investment Company Act of 1940 (the "1940 Act") requires a shareholder vote on certain matters (including the election of Directors in certain cases or approval of an advisory contract).

PURCHASE OF SHARES
--------------------------------------------------------------------------------

         The Portfolios offer two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a 12b-1 fee. See "Distribution Plans" below for more information.

                               INITIAL INVESTMENT
--------------------------------------------------------------------------------

         Prior to or concurrent with the initial purchase of shares in any Portfolio, each investor must open an account for that Portfolio by completing and signing an Application and mailing it to Boston Financial Data Services (the "Transfer Agent" or "BFDS") at the following address: P.O. Box 953, Boston, Massachusetts 02103. In general, an investor must make a minimum initial investment of $1,000,000 to open an account in any Portfolio. Thereafter, there is no minimum for subsequent investments. The Portfolios reserve the right to change the minimum requirements at their discretion. An employee benefit or retirement plan is not subject to the minimum investment requirement provided the plan has more than $5,000,000 in assets.

         A purchase order, together with payment in proper form, received by the Transfer Agent prior to the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) ("close of the Exchange") will be effected at that day's net asset value. An order received after the close of the Exchange will generally be effected at the net asset value determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

         Purchases of shares can be made by wiring federal funds to State Street Bank and Trust Company. Purchases of shares of the Western Asset Money Market Portfolio or the Western Asset Government Money Market Portfolio may ONLY by made by federal funds wire. Before wiring federal funds, the investor must first telephone the Portfolio at (626) 844-9400 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the Portfolio and class of shares to be purchased; amount being wired; and name of the wiring bank.

         Funds should be wired through the Federal Reserve System to:

                  State Street Bank and Trust Company
                  ABA #011-000-028
                  LM Institutional Fund Advisors [insert name of Portfolio] [Insert your account name and number]

         The wire should state that the funds are for the purchase of shares of a specific Portfolio and include the account name and number. With respect to Portfolios whose policy is to declare dividends daily, if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the relevant Portfolio, the order will be effected at that day's net asset value, but dividends will not begin to accrue until the following business day.

         Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the Manager. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the Portfolio in question. Securities offered in payment for shares will be valued in the same way and at the same time the Portfolio values it portfolio securities for purposes of determining net asset value. See "How Each Portfolio Values Its Shares," below. Investors who wish to purchase Portfolio shares through the contribution of securities should contact the Portfolio at (626) 844-9400 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The Portfolio has full discretion to reject any securities offered as payment for shares. As described below, each Portfolio may offer Financial Intermediary Class shares that are offered primarily through financial intermediaries. Each Portfolio may pay financial intermediaries for their services out of that class's assets pursuant to the class's distribution plan or otherwise. Legg Mason and its affiliates (including the Manager and the Advisers) may also from time to time, at their own expense, make payments to financial intermediaries that sell shares of the Portfolios or to other parties in connection with the sale of shares. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.

         Any shares purchased or received as a distribution will be credited directly to the investor's account.

                             ADDITIONAL INVESTMENTS
--------------------------------------------------------------------------------

         Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases.

                           OTHER PURCHASE INFORMATION
--------------------------------------------------------------------------------

         Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

         Each Portfolio and Distributor reserves the right, in its sole discretion, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio; to waive the minimum initial investment for certain investors; and to redeem shares if information provided in the Application should prove to be incorrect in any manner judged by a Portfolio to be material (e.g., in a manner such as to render the shareholder ineligible to purchase shares of a Portfolio). A Portfolio may suspend the offering of shares at any time and resume it at any time thereafter.

         Shares of the Portfolios may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Portfolio are available for offer and sale in their State of residence. Shares of the Portfolio may not be offered or sold in any State unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

         Purchases and sales of Portfolio shares should be made for long-term investment purposes only. Each Portfolio reserves the right to restrict purchases of shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

                                RETIREMENT PLANS
--------------------------------------------------------------------------------

         Shares of the Portfolios are available for purchase by retirement plans, including 401(k) plans, 403(b) plans and Individual Retirement Accounts ("IRAs"). The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Portfolio as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

                          ACCOUNT REGISTRATION CHANGES
--------------------------------------------------------------------------------

         Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature Guarantee" below. All correspondence must include the account number and must be sent to:

         Boston Financial Data Services
         P.O. Box 953
         Boston, Massachusetts,  02103

DISTRIBUTION PLANS
--------------------------------------------------------------------------------

         The Board of Directors has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act with respect to shares of the Financial Intermediary Class of each Portfolio. Under the terms of each Plan, a Portfolio is permitted to pay, out of the assets of the Financial Intermediary Class of the Portfolio, in an amount up to 0.40% on an annual basis of the average daily net assets of that class, financial intermediaries and other parties that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium, and to reimburse certain other distribution-related expenses. Payments under the Plans are currently limited to an annual rate of .25% of average daily net assets (.10% for the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio). For more information regarding the Plans and their terms, see the SAI.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------


         Portfolio shares may be redeemed through three methods: (1) by sending a written request for redemption to the Transfer Agent at P.O. Box 953, Boston, Massachusetts, 02103; (2) by calling the Portfolio at (626) 844-9400; or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify the Portfolio at (626) 844-9400 of the intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing. With respect to telephone redemptions or transfers, the Transfer Agent will process orders based on instructions from a shareholder, or any person claiming to act as his or her representative, who can provide it with his or her account registration and address as it appears on its records. The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

         Upon receipt of a request in good order for redemption before the close of the Exchange on any day when the Exchange is open, the Transfer Agent will redeem Portfolio shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of the Exchange will be executed at the net asset value next determined. The Portfolios may refuse to effect redemption requests during periods permitted by the federal securities laws.

         Requests for redemption should indicate:

         1. The number of shares or dollar amount to be redeemed and the investor's shareholder account number;

         2. The investor's name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;

         3. Proof of authorization to request redemption on behalf of any co-owner of the account (please contact BFDS or the Portfolio for further details); and

         4. The name, address, and account number to which the redemption payment should be sent.

         Payment of the redemption price normally will be made by wire three business days after receipt of a redemption request in good order. However, each Portfolio reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during other periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if the Portfolio involved could be adversely affected by immediate payment. Redemption proceeds may also be paid in kind at the discretion of the Portfolio. Shareholders who receive a redemption in kind may incur costs to dispose of such securities.

         Shareholders of some investment companies have experienced difficulty contacting their funds by telephone during periods of intense market activity. Shareholders who are unable to contact a Portfolio by telephone and wish to make a redemption should follow the instructions for redeeming by mail or by wire.

         Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption or repurchase. If you have a question concerning the sale or redemption of shares, please contact the Portfolio or the Transfer Agent.

         Any Portfolio may elect to close any shareholder account with a current value of less than $1 million by redeeming all of the shares in the account and mailing the proceeds to the investor. If a Portfolio elects to redeem the shares in an account, the shareholder will be notified that the account is below $1 million and will be allowed 30 days in which to make an additional investment in order to avoid having the account closed. Shares will be redeemed at the net asset value calculated on the day of redemption. Any Portfolio may change the $1 million minimum account balance from time to time without notice to shareholders.

                              SIGNATURE GUARANTEE
--------------------------------------------------------------------------------

         When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). Each Portfolio and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. Any Portfolio may change the signature guarantee requirements from time to time without prior notice to shareholders.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

         Shareholders in any Portfolio may exchange their shares for shares of the same class of any of the other Portfolios or of any of the portfolios offered by LM Institutional Fund Advisors II, Inc., provided that the shares of that class are being offered at the time of the proposed exchange. Investments by exchange are made at the per share net asset values next determined after the order for exchange is received in good order.

         The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where a Portfolio believes doing so would be in its best interest, the Portfolio reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. For further information concerning the exchange privilege, or to make an exchange, please contact the Portfolio at Boston Financial Data Services, (626) 844-9400.

NET ASSET VALUE
--------------------------------------------------------------------------------

         Net asset value per share of each class of shares is determined daily for each Portfolio as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time), on every day that the Exchange is open, by subtracting the Portfolio's liabilities attributable to a given class of shares from its total assets attributable to the class and dividing the result by the number of shares of that class outstanding. Net asset value will not be determined on days on which the Exchange is closed.

         Except for the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio, portfolio securities and other assets for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day for a comparable position, or, in the absence of any such sales, the mean between representative bid and asked prices obtained from a quotation reporting system. Securities with remaining maturities of 60 days or less are generally valued at amortized cost. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotations obtained from brokers and dealers or pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available and whose durations are comparable to those of the securities being valued.

         Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Directors or persons acting at their direction may determine in computing net asset value.

         Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the Exchange and values of foreign investments will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closings of such exchanges and securities markets and the closing of the Exchange which will not be reflected in the computation of the net asset value. If an event materially affecting the value of such foreign securities occurs during such period, then such securities will be valued at fair value as determined in good faith by the Directors or persons acting at their direction.

         The Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio each attempts to maintain a per share net asset value of $1.00 by using the amortized cost method of valuation as permitted by SEC Rule 2a-7. Neither Portfolio can guarantee that the net asset value will always remain at $1.00 per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

         The Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio declare as a dividend at the close of regular trading on the Exchange each business day, to shareholders of record as of 12:00 noon, Eastern Time, that day, substantially all of their net investment income since the prior business day's dividend. The Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio pay dividends monthly. The other Portfolios declare and pay dividends quarterly out of their net investment income for that quarter. Distributions of net realized capital gains are made annually.

         Shareholders may elect to receive dividends and distributions in one of four ways:

                  1) Receive both dividends and other distributions in shares of the same class of the distributing Portfolio;

                  2) Receive dividends in cash and other distributions in shares of the same class of the distributing Portfolio;

                  3) Receive dividends in shares of the same class of the distributing Portfolio and other distributions in cash; or

                  4)  Receive both dividends and other distributions in cash.

         If no election is made, both dividends and other distributions are credited to a shareholder's Portfolio account in shares (of the same class as the shares already held) at the net asset value of the shares determined as of the close of the Exchange on the reinvestment date.

         For the Western Money Market Portfolio and the Western Asset Government Money Market Portfolio, reinvestment of dividends and other distributions occurs on the payment date. A shareholder who redeems all shares in the Western Asset Money Market Portfolio or the Western Asset Government Money Market Portfolio will receive all dividends and other distributions declared for that month cycle prior to the redemption date (i.e., all dividends and other distributions from the first day of that monthly cycle, if invested on that first day, to the date of the redemption). For the other Portfolios, reinvestment occurs on the ex-dividend date. An election to receive dividends or other distributions in cash rather than additional shares may be made by notifying the Transfer Agent in writing. The election must be received at least ten days before the payment date in order to be effective for distributions paid as of that date.

         If a shareholder has elected to receive dividends and/or other distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         The Directors reserve the right to revise the dividend policy or postpone the payment of dividends if warranted in their judgment due to unusual circumstances, such as an unexpected large expense, loss or fluctuation in net asset value.

TAX INFORMATION
--------------------------------------------------------------------------------

         Each Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Portfolio will distribute substantially all its net investment income and net realized capital gains to its shareholders on a current basis.

         Distributions from a Portfolio (whether paid in cash or reinvested in shares of the Portfolio) will be taxable to shareholders (other than IRAs, other qualified retirement plans and other tax-exempt investors) as ordinary income to the extent derived from the Portfolio's investment income and net short-term gains. Shareholders will be taxable on distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) at two different tax rates pursuant to the Taxpayer Relief Act of 1997. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains") and a second, preferred rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of net capital gains will be treated in the hands of shareholders as mid-term gains to the extent designated by a Portfolio as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in a Portfolio.

         Special tax rules apply to investments through defined contributions plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.

         To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies, such as mortgage participation certificates guaranteed by GNMA, generally is not entitled to this exemption. Although there is no assurance that any such state and local exemptions will be available, shareholders will be advised of the portion of Portfolio distributions that might qualify for such an exemption.

         A Portfolio's investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, a Portfolio's yield on those securities would be decreased.

         If at the end of a Portfolio's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Portfolio may make an election to treat any foreign taxes paid by it as paid by its shareholders. In this case, shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Portfolio may be subject to certain limitations (including a holding period requirement, applicable to both a Portfolio and its shareholders, imposed by the Taxpayer Relief Act of 1997).

         A Portfolio's transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Portfolio's income distributions to constitute a return of capital for tax purposes or require a Portfolio to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

         Investment in an entity that qualifies as a "passive foreign investment company" under the Code could subject a Portfolio to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

         Early each year each Portfolio will notify its shareholders of the amount and tax status of distributions paid during that year.

         The foregoing is a summary of certain federal income tax consequences of investing in a Portfolio. Shareholders are urged to consult their tax advisers with respect to the effects of this investment on their particular tax situation (including possible liability for state and local taxes).

APPENDIX  A  --  SECURITIES  RATINGS
--------------------------------------------------------------------------------

The following rating services describe rated securities as follows:

MOODY'S INVESTORS SERVICE, INC.

BONDS

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTES

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

COMMERCIAL PAPER

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

--       Leading market positions in well established industries.
--       High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S

BONDS

AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC -- The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C -- The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated "D" are in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

SHORT TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2 -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 -- Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S -- Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D -- Default. Issues assigned this rating are in actual or imminent payment default.

LOC -- The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

LM INSTITUTIONAL FUND ADVISORS

--------------------------------------------------------------------------------
CUSTODIAN:                                           TRANSFER AND SHAREHOLDER
STATE STREET BANK                                      SERVICING AGENT:
  AND TRUST CO.                                      BOSTON FINANCIAL DATA
P.O. Box 1713                                          SERVICES
Boston, MA  02105                                    P.O. Box 953
                                                     Boston, MA  02103

             [LM Institutional Fund Advisors Graphic Appears Here]


COUNSEL:                                             INDEPENDENT ACCOUNTANTS:
ROPES & GRAY                                         PRICE WATERHOUSE LLP
One International Place                              1306 Concourse Drive
Boston, MA 02110                                     Suite 100
(617) 951-7000                                       Linthicum, MD  21090
--------------------------------------------------------------------------------

                                 DISTRIBUTORS:

Legg Mason Wood Walker, Incorporated                 Arroyo Seco, Inc.
100 Light Street                                     117 East Colorado Boulevard
P.O. Box 1476                                        Pasadena, CA 91105
Baltimore, MD 21203-1476                             626-844-9400
410-539-0000
800-822-5544

LM  INSTITUTIONAL  FUND  ADVISORS                                   JUNE 1, 1998
--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

         LM Institutional Fund Advisors I, Inc. (the "Fund") is a no-load, open-end management investment company. LM Institutional Fund Advisors I, Inc. currently consists of fourteen separate professionally managed investment portfolios. Eleven portfolios are described in this Statement of Additional Information ("SAI"). Each of these portfolios is referred to herein as a "Portfolio".

         This SAI is not a prospectus and should be read in conjunction with the Prospectus for the Portfolios, dated June 1, 1998, which has been filed with the Securities and Exchange Commission ("SEC"). Copies of the Portfolios' Prospectus are available without charge by calling 626-844-9400.

                                TABLE OF CONTENTS

DEFINITIONS.......................................................................................................1

ADDITIONAL INFORMATION ABOUT
         INVESTMENT LIMITATIONS AND POLICIES......................................................................2

ADDITIONAL INFORMATION ABOUT SECURITIES,
         INVESTMENT TECHNIQUES AND RELATED RISKS..................................................................7
         Ratings of Debt Obligations..............................................................................7
         Mortgage-Related Securities..............................................................................7
         Private Mortgage-Related Securities......................................................................8
         Asset-Backed Securities..................................................................................9
         Non-Governmental Fixed Income and Other Debt Securities..................................................9
         Restricted Securities...................................................................................10
         Borrowings..............................................................................................11
         Options on Securities...................................................................................11
         Futures Contracts and Options on Futures Contracts......................................................12
         Risks Associated with Futures and Options...............................................................13
         Additional Risks of Options on Securities, Futures Contracts and Options on Future
                  Contracts Traded on Foreign Exchanges..........................................................16
         Cover for Hedging Strategies............................................................................17
         Duration ...............................................................................................17

VALUATION OF PORTFOLIO SHARES....................................................................................17
         Use of the Amortized Cost Method by the Money Market Portfolios.........................................18
         Monitoring Procedures...................................................................................18
         Investment Restrictions.................................................................................18

MANAGEMENT OF THE PORTFOLIOS.....................................................................................19
         Directors and Officers..................................................................................19
         Directors and Officers; LM Institutional Fund Advisors I, Inc. .........................................19
         Manager and Advisers....................................................................................24

PURCHASES AND REDEMPTIONS........................................................................................28

EXCHANGE PRIVILEGE...............................................................................................29

PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................29

ADDITIONAL TAX INFORMATION.......................................................................................30


                                      -i-


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
OTHER INFORMATION................................................................................................32

PRINCIPAL HOLDERS OF SECURITIES..................................................................................32

PERFORMANCE INFORMATION..........................................................................................36

                                   DEFINITIONS

"ADVISER" means the investment advisory firm that manages a Portfolio's assets. Western Asset and WAGM are each Advisers.

"CODE" means the Internal Revenue Code of 1986, as amended.

"DISTRIBUTOR" means the broker-dealer that is responsible for the distribution or sale of the Fund's shares. Legg Mason is the Fund's Distributor. Arroyo Seco, Inc. also serves as a Distributor to the Fund.

"EXCHANGE" means the New York Stock Exchange.

"FUNDAMENTAL INVESTMENT LIMITATION" means an investment limitation of a Portfolio that may be changed only with the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the relevant Portfolio or (b) 67% or more of the shares of the relevant Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of that Portfolio are represented at the meeting in person or by proxy. Only those policies or limitations expressly designated as such are fundamental investment limitations. All other policies and restrictions may be changed without shareholder approval.

"INDEPENDENT DIRECTOR" means a Director of the Fund who is not an "interested person" (as defined in the 1940 Act) of the Fund.

"LEGG MASON" means Legg Mason Wood Walker, Inc.

"MANAGER" means LM Institutional Fund Advisors, Inc., 100 Light Street, Baltimore, MD 21202.

"1940 ACT"  means the Investment Company Act of 1940, as amended.

"NRSROS" means nationally recognized (or foreign) statistical rating organizations, including Moody's Investors Service, Inc. ("MOODY'S") and Standard & Poor's ("S&P").

"PLAN" means the Fund's Distribution and Shareholder Services Plan.

"SEC" means the Securities and Exchange Commission.

"12B-1 DIRECTOR" means a Director of the Fund who is an Independent Director and who has no direct or indirect financial interest in the operation of the Fund's Plan or the Fund's Underwriting Agreement.

"WAGM" means Western Asset Global Management Limited, 155 Bishopsgate, London,

England. WAGM is the Adviser to the Western Asset Non-U.S. Fixed Income Portfolio and to the non-U.S. portion of the Western Asset Intermediate Plus Portfolio, the Western Asset Core Plus Portfolio, and the Western Asset Global Strategic Income Portfolio.

"WESTERN ASSET" means Western Asset Management Company, 117 East Colorado Boulevard, Pasadena, CA 91105. Western Asset is the Adviser to each Portfolio other than the Western Asset Non-U.S. Fixed Income Portfolio.

                          ADDITIONAL INFORMATION ABOUT
                       INVESTMENT LIMITATIONS AND POLICIES

         Each Portfolio has adopted certain fundamental investment limitations that are set forth below.

         The Western Asset Limited Duration Portfolio may not:

         (1) Borrow money or issue senior securities, except that it may borrow from banks or enter into reverse repurchase agreements, provided that, immediately after such borrowing, the total amount borrowed by the Portfolio, including reverse repurchase agreements, does not exceed 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than the borrowings); and provided further that it may enter into transactions in options, futures, options on futures and forward foreign currency contracts as described in the Prospectus and this Statement of Additional Information;

         (2) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio, except as may be necessary in connection with permitted borrowings, provided that this limitation does not prohibit escrow, collateral or margin arrangements in connection with the Portfolio's use of options, futures contracts, options on futures contracts, forward foreign currency contracts, when-issued securities or reverse repurchase agreements;

         (3) Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, or buy 10% or more of all the securities of any one issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

         (4) Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions and except that the Portfolio may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward foreign currency contracts;

         (5) Invest 25% or more of its total assets (taken at market value) in any one industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements thereon;

         (6) Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell futures on fixed income instruments and foreign currencies and options thereon, may engage in transactions in foreign currencies and may purchase or sell options on securities and on foreign currencies and forward foreign currency contracts;

         (7) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws;

         (8) Make loans, except loans of portfolio securities and except to the extent that the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans;

         (9) Purchase or sell real estate, provided that the Portfolio may invest in securities secured by, or issued by companies that invest in, real estate or interests therein, including real estate investment trusts; or

         (10) Invest in oil, gas or mineral-related programs or leases, provided that the Portfolio may invest in securities issued by companies that engage in such activities.

         The Western Asset Core Portfolio may not:

         (1) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio, except as may be necessary in connection with permitted borrowings, provided that this limitation does not prohibit escrow, collateral or margin arrangements in connection with the Portfolio's use of options, futures contracts, options on futures contracts, forward foreign currency contracts, when-issued securities or reverse repurchase agreements;

         (2) Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, or buy 10% or more of all the securities of any one issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

         (3) Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions and except that the Portfolio may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward foreign currency contracts;

         (4) Invest 25% or more of its total assets (taken at market value) in any one industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements thereon;

         (5) Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell futures on fixed income instruments and foreign currencies and options thereon, may engage in transactions in foreign currencies and may purchase or sell options on securities and on foreign currencies and forward foreign currency contracts;

         (6) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws;

         (7) Purchase or sell real estate, provided that the Portfolio may invest in securities secured by, or issued by companies that invest in, real estate or interests therein, including real estate investment trusts; or

         (8) Invest in oil, gas or mineral-related programs or leases, provided that the Portfolio may invest in securities issued by companies that engage in such activities.

         In addition, the Western Asset Core Portfolio may:

         (9) lend or borrow money or issue senior securities to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

         Each Portfolio, other than the Western Asset Core Portfolio and the Western Asset Limited Duration Portfolio and, with respect to limitations numbered (2) and (3), other than the Western Asset Money Market Portfolio and the Western Asset Intermediate Portfolio, may:

         (1) lend or borrow money or issue senior securities to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

         (2) not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time. Securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities will not be considered to represent an industry.

         (3) underwrite securities to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

         (4) purchase or sell commodities, commodities contracts, futures contracts, options, forward contracts or real estate to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

         In addition, each of the Western Asset Money Market Portfolio and the Western Asset Intermediate Portfolio may not:

         (5) Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, or buy 10% or more of all the securities of any one issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

         (6) Invest 25% or more of its total assets (taken at market value) in any one industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements thereon; and provided further that investments by the Western Asset Money Market Portfolio in U.S. bank instruments (such as bankers' acceptances, certificates of deposits and time or demand deposits) shall not be considered investments in any one industry for purposes of this policy; and provided further that, for purposes of this limitation, U.S. branches of foreign banks are considered U.S. banks if they are subject to substantially the same regulation as domestic banks, and foreign branches of U.S. banks are considered U.S. banks if the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on the instruments for any reason; and

         (7) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws.

Additional Information

         The fundamental investment limitations set forth above limit a Portfolio's ability to engage in certain investment practices and purchase securities to the extent permitted by, or consistent with, the 1940 Act. Relevant limitations of the 1940 Act are described below, which are based either on the 1940 Act itself, the rules or regulations thereunder, or interpretations promulgated by the SEC. As such, these limitations of the 1940 Act are not "fundamental," that is, the limitations will change as the statute, rules, regulations or interpretations change, and no shareholder vote will be required or sought.

         Borrowing, Lending and Issuing Senior Securities. The 1940 Act generally limits a Portfolio's ability to borrow to up to one-third of the value of its total assets. Borrowing by a Portfolio allows it to leverage its portfolio, which exposes it to certain risks. Leveraging increases the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the return from the securities purchased with borrowed funds.

         The 1940 Act also restricts the ability of any mutual fund to lend. Under the 1940 Act, a Portfolio may only make loans if expressly permitted to do so by the Portfolio's investment policies, and a Portfolio may not make loans to persons who control or are under common control with the Portfolio. Thus, the 1940 Act effectively prohibits a Portfolio from making loans to certain persons when conflicts of interest or undue influence are most likely present. The Portfolios may, however, make other loans which if made would expose shareholders to additional risks, such as the failure of the other party to repay the loan.

         The ability of a mutual fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued. Certain portfolio management techniques such as the purchase of securities on margin, short sales, or the writing of puts on portfolio securities may be considered senior securities unless appropriate steps are taken to segregate a Portfolio's assets or otherwise cover its obligations.

         Concentration. "Concentration" is interpreted under the 1940 Act to mean investment of 25% or more of a Portfolio's total assets in a single industry. If a Portfolio were to "concentrate" its investments in a particular industry, investors would be exposed to greater risks because the Portfolio's performance would be largely dependent on that industry's performance.

         Underwriting Securities. The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

         Commodities and Real Estate. This restriction would permit investment in commodities, commodities contracts (e.g., futures contracts or options), forward contracts or real estate to the extent permitted under the 1940 Act. However, it is unlikely that the Portfolios would make such investments, other than the use of futures contracts, options, forward contracts and certain real estate-related securities as explained in the Prospectus and this Statement of Additional Information. Each Portfolio, however, has the ability to use these investment techniques in the future. Commodities, as opposed to commodity futures, represent the actual underlying bulk goods, such as grains, metals and food stuffs. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings, and such instruments are generally sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.

                    ADDITIONAL INFORMATION ABOUT SECURITIES,
                     INVESTMENT TECHNIQUES AND RELATED RISKS

RATINGS OF DEBT OBLIGATIONS

         Moody's, S&P and other NRSROs are private organizations that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included as Appendix A to the Prospectus. A Portfolio may consider these ratings in determining whether to purchase, sell or hold a security. Ratings are not absolute assurances of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

MORTGAGE-RELATED SECURITIES

         Mortgage-related securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and, in most instances, principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to investors such as the Portfolios. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are often backed by various forms of credit, insurance and collateral, although these may be in amounts less than the full obligation of the pool to its shareholders.

         Pools often consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one- to four-family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Portfolios may purchase pools of variable-rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types.

         All poolers apply standards for qualification to lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

         The average life of mortgage-related securities varies with the maturities and the nature of the underlying mortgage instruments. For example, securities issued by the Government National Mortgage Association ("GNMA") tend to have a longer average life than participation certificates ("PCs") issued by the Federal Home Loan Mortgage Corporation ("FHLMC") because there is a tendency for the conventional and privately-insured mortgages underlying FHLMC PCs to repay at faster rates than the Federal Housing Administration and Veterans Administration loans underlying GNMAs. In addition, the term of a security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

         In determining the dollar-weighted average maturity of a Portfolio, the Portfolio's Adviser will follow industry practice in assigning an average life to the mortgage-related securities held by each Portfolio unless the interest rate on the mortgages underlying the securities is such that a different prepayment rate is likely. For example, if a GNMA has a high interest rate relative to the market, that GNMA is likely to have a shorter overall maturity than a GNMA with a market rate coupon. Moreover, Western Asset may deem it appropriate to change the projected average life for a Portfolio's mortgage-related securities as a result of fluctuations in market interest rates and other factors.

         Yields on mortgage-related securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the yield expected on the basis of average life. Reinvestment of the prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio. The compounding effect from reinvestments of monthly payments received by each Portfolio will increase the yield to shareholders compared to bonds that pay interest semi-annually.

PRIVATE MORTGAGE-RELATED SECURITIES

         Certain private mortgage pools are organized in such a way that the SEC staff considers them to be closed-end investment companies. Each Portfolio's investment in such pools is constrained by federal statute, which restricts investments in the shares of other investment companies.

         The private mortgage-related securities in which the Portfolios may invest include foreign mortgage pass-through securities ("Foreign Pass-Throughs"), which are structurally similar to the pass-through instruments described above. Such securities are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, specialized financial institutions and special purpose subsidiaries of the foregoing. Foreign Pass-Throughs usually are backed by a pool of fixed rate or adjustable-rate mortgage loans. Certain Foreign Pass-Throughs in which the Portfolios invest typically are not guaranteed by an entity having the credit status of GNMA, but generally utilize various types of credit enhancement.

ASSET-BACKED SECURITIES

         Asset-backed securities are structurally similar to mortgage-backed securities, but are secured by interests in a different type of receivable. Asset-backed securities therefore present certain risks that are not presented by mortgage-related debt securities or other securities in which the Portfolios may invest. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle is not certain.

NON-GOVERNMENTAL FIXED INCOME AND OTHER DEBT SECURITIES

         A Portfolio's investments in fixed income and other debt securities of non-governmental domestic or foreign issuers are limited to fixed income or other debt obligations (bonds, debentures, notes and other similar instruments) which meet the minimum ratings criteria set forth for the Portfolio or, if unrated, are determined by the Portfolio's Adviser to be of comparable quality to fixed income or other debt obligations in which the Portfolio may invest.

         Where one of the NRSROs has assigned an investment grade rating to an instrument and others have given it a lower rating, the Portfolios may consider the instrument to be investment grade. The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for a Portfolio to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the Portfolios' Boards of Directors believe accurately reflects fair market value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.

         Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. Although the market for lower-rated debt securities is not new, and the market has previously weathered economic downturns, there has been in recent years a substantial increase in the use of such securities to fund corporate acquisitions and restructurings. Accordingly, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

         Adverse economic developments can disrupt the market for lower-rated securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Therefore, prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Portfolio's net asset value.

         Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Portfolio experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of lower-rated securities.

RESTRICTED SECURITIES

         Restricted securities may be sold only (1) pursuant to SEC Rule 144A or other exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended. Rule 144A securities, although not registered in the U.S., may be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended. Each Portfolio's Adviser, acting pursuant to guidelines established by its Board of Directors, may determine that some Rule 144A securities are liquid for purposes of limitations on the amount of illiquid investments a Portfolio may own. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

BORROWINGS

         The 1940 Act requires a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, a Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may increase the effect on net asset value of any increase or decrease in the market value of the Portfolio.

         Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Portfolios may enter into reverse repurchase agreements and dollar roll transactions as a method of borrowing.

OPTIONS ON SECURITIES

         A Portfolio may purchase call options on securities for any purpose. For example, a call option may be purchased by a Portfolio on a security that its Adviser intends to include in the Portfolio's investment portfolio in order to fix the cost of a future purchase. Call options also may be used as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the Portfolio's potential loss to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Portfolio either sells or exercises the option, any profit realized would be reduced by the premium.

         A Portfolio may purchase put options on securities for any purpose. For example, a put option may be purchased by a Portfolio in order to hedge against a decline in the market value of securities held in its portfolio. The put option enables a Portfolio to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Portfolio realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

         A Portfolio may also write call and put options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         Each Portfolio will limit its use of futures contracts and futures options to hedging transactions or other circumstances permitted to registered investment companies by regulatory authorities. For example, a Portfolio might use futures contracts to attempt to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

         A futures contract on a security or foreign currency is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or foreign currency called for in the contract at a specified future time and at a specified price. A Portfolio may, for example, purchase a futures contract on a security or foreign currency when it intends to purchase securities or foreign currency but has not yet done so. This strategy may minimize the effect of all or part of an increase in the market price of the security or the relative value of the foreign currency that a Portfolio intends to purchase in the future. A rise in the price of the security or foreign currency prior to its purchase may either be offset by an increase in the value of the futures contract purchased by a Portfolio or avoided by taking delivery of the security or foreign currency under the futures contract. Conversely, a fall in the market price of the underlying security or foreign currency may result in a corresponding decrease in the value of the futures position. A Portfolio may sell a futures contract on a security or foreign currency, for example, in order to continue to receive the income from a security or foreign currency, while endeavoring to avoid part or all of the decline in the market value of that security that would accompany an increase in interest rates.

         A Portfolio may also purchase a call option on a futures contract to hedge against a market advance in securities or foreign currency which the Portfolio plans to acquire at a future date. The purchase of a call option on a futures contract is analogous to the purchase of a call option on an individual security or foreign currency which can be used as a temporary substitute for a position in the security itself. A Portfolio also may write covered call options on futures contracts as a partial hedge against a decline in the price of securities or foreign currency held in the Portfolio's investment portfolio, or purchase put options on futures contracts in order to hedge against a decline in the value of securities or foreign currency held in the Portfolio's investment portfolio. A Portfolio may write a covered put option as a partial anticipatory hedge.

         When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or a broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Under certain circumstances, such as during periods of high volatility, a Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

         A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements) and the current market value of the option and other futures positions held by the Portfolio.

         Although some futures contracts call for making or taking delivery of the underlying securities or currencies, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same currency or underlying security and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, or if it is more, the Portfolio realizes a loss. If an offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, or if it is less, the Portfolio realizes a loss. The Portfolio will also bear transaction costs for each contract which will be included in these calculations.

         A Portfolio will not enter into futures contracts or option positions if, immediately thereafter, the initial margin deposits plus premiums paid by it, less the amount by which any such options positions are "in-the-money" at the time of purchase, would exceed 5% of the fair market value of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may enter into futures or options on futures. See "Additional Tax Information."

RISKS ASSOCIATED WITH FUTURES AND OPTIONS

         In considering the Portfolios' use of futures contracts and options, particular note should be taken of the following:

         (1) Positions in futures contracts and options may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts or options. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract and option prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract or option may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract or option subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         (2) The ability to establish and close out positions in either futures contracts or exchange-listed options is also subject to the maintenance of a liquid secondary market. Consequently, it may not be possible for a Portfolio to close a position and, in the event of adverse price movements, the Portfolio would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts or options have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts. The inability to close out a futures or option position may also restrict the Portfolio's ability to sell the underlying security or currency at a time when the Adviser might otherwise do so.

         (3) Successful use by a Portfolio of futures contracts and options will depend upon its Adviser's ability to predict market movements, which may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to anticipated levels at some point in the future. There is, in addition, the risk that movements in the price of the futures contract or option will not correlate with movements in the prices of the securities or currencies being hedged. If the price of the securities or currencies being hedged has moved in a favorable direction, this advantage may be partially offset by losses in the futures or option position. In addition, if the Portfolio has insufficient cash, it may have to sell assets from its investment portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market; consequently, a Portfolio may need to sell assets at a time when such sales are disadvantageous to the Portfolio. If the price of the futures or option contract moves more than the price of the underlying securities or currencies, the Portfolio will experience either a loss or a gain on the futures contract or option that may or may not be completely offset by movements in the price of the securities or currencies that are the subject of the hedge.

         (4) The value of an option position will reflect, among other things, the current market price of the underlying security, currency or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or futures contract and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying market.

         (5) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures and options position and the securities or currencies being hedged, movements in the prices of futures and options contracts may not correlate perfectly with movements in the prices of the hedged securities or currencies due to price distortions in the futures and options markets. There may be several reasons unrelated to the value of the underlying securities or currencies which cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities or currencies and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market; such speculative activity in the futures market also may cause temporary price distortions. Third, participants could make or take delivery of the underlying securities or currencies instead of closing out their contracts. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures or options contracts over the short term. In addition, activities of large traders involving arbitrage and other investment strategies may result in temporary price distortions.

         (6) Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market value of the underlying security, currency or futures contract. Options that expire unexercised have no value, and the Portfolio will realize a loss in the amount paid and any transaction costs.

         (7) Like options on securities, options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that liquid secondary markets for all options on futures contracts will develop.

         (8) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Portfolio purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Portfolio when the use of a futures contract would not, such as when there is no movement in the value of the securities or currencies being hedged.

         (9) A Portfolio's activities in the futures and options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Portfolio also may save on commissions by using such contracts as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

         (10) A Portfolio may purchase and write both exchange-traded options and options traded on the OTC market. Exchange markets for options on debt securities exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although the Portfolios intend to purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the OTC markets only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists. Although the Portfolios will enter into OTC options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Portfolios, there can be no assurance that a Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, a Portfolio may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by a Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because a Portfolio must maintain a covered position with respect to any call option it writes on a security or futures contract the Portfolio may not sell the underlying security or futures contract or invest any cash, U.S. Government securities or short-term debt securities used as cover during the period it is obligated under such option. This requirement may impair a Portfolio's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS TRADED ON FOREIGN EXCHANGES

         Options on securities, options on currencies, futures contracts and options on futures contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the price of, foreign securities. The value of such positions also could be adversely affected by

(1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Portfolios' ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

COVER FOR HEDGING STRATEGIES

         Each Portfolio will comply with guidelines established by the SEC with respect to coverage of hedging strategies by mutual funds, and, if the guidelines so require, will set aside cash or liquid securities in a segregated account with its custodian in the amount prescribed, as marked to market daily. Securities, options or futures positions used for cover and securities held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Portfolio's assets could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.

DURATION

         Traditionally, a fixed income security's term to maturity was used to evaluate the sensitivity of the security's price to changes in interest rates. Duration is a measure of the expected life of a fixed income security on a cash flow basis, that was developed as a more precise method of evaluating such sensitivity. A security's term to maturity measures only the time until final payment of the security, and does not take into account the pattern of payments made prior to maturity. Duration takes time intervals over which the interest and principal payments are scheduled and weights each by the present values of the cash to be received at the corresponding future point in time.

         There may be circumstances under which even duration calculations do not properly reflect the interest rate exposure of a security. For example, floating variable rate securities may have final maturities of ten or more years; however, their interest exposure corresponds to the frequency of the coupon reset. Similarly, many mortgage pass-through securities may have stated final maturities of 30 years, but current prepayment rates are more critical in determining the security's interest rate exposure. In these situations, the Adviser may consider other analytical techniques that incorporate the economic life of a security into its determination of interest rate exposure.

                          VALUATION OF PORTFOLIO SHARES

         As described in the Prospectus, securities owned by any of the Portfolios (other than the Money Market Portfolios) for which market quotations are readily available are valued at current market value. Securities are valued at the last sale price for a comparable position on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one market, the securities are generally valued on the market considered by the Adviser as the primary market.

         Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the Exchange, which events will not be reflected in a computation of a Portfolio's net asset value on that day. If events materially affecting the value of such investments occur during such time period, the investments will be valued at their fair value as determined in good faith by, or under the direction of, the Board of Directors.

USE OF THE AMORTIZED COST METHOD BY THE MONEY MARKET PORTFOLIOS

         The Board of Directors of the Money Market Portfolios has decided that the best method for determining the value of securities held by the Money Market Portfolios is amortized cost. Under this method, portfolio instruments are valued at acquisition cost as adjusted for amortization of premium or accrual of discount rather than at current market value. The Board of Directors continually assesses this method of valuation and recommends changes where necessary to assure that the Money Market Portfolios' investments are valued at their fair value as determined in good faith by, or under the direction of, the Directors.

         The Money Market Portfolios' use of the amortized cost method of valuing portfolio instruments held by it depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the Board of Directors must establish procedures reasonably designed to stabilize the net asset value per share at $1.00 per share, taking into account current market conditions and the Portfolio's investment objective.

MONITORING PROCEDURES

         The Board of Directors' procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will take any steps it considers appropriate if there is a difference of more than 0.5% between the two (such as redeeming in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

         Rule 2a-7 requires each Money Market Portfolio to limit its investments to instruments that present minimal credit risk, in the opinion of the Board, and are of high quality. The Rule also requires each Money Market Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days that is appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument considered under SEC rules to have a remaining maturity of more than 397 days can be purchased by the Money Market Portfolios. The Money Market Portfolios may hold securities with maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the relevant Money Market Portfolio will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         In periods of declining interest rates, the indicated daily yield on shares of each Money Market Portfolio computed by dividing the annualized daily income on the portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of each Money Market Portfolio computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

                          MANAGEMENT OF THE PORTFOLIOS

DIRECTORS AND OFFICERS

         The Fund's officers are responsible for the operation of the Fund under the direction of its Board of Directors. The officers and Directors of the Fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates Interested Directors.

DIRECTORS AND OFFICERS; LM INSTITUTIONAL FUND ADVISORS I, INC.

         The address of each officer and Director of LM Institutional Fund Advisors I, Inc. is 117 East Colorado Blvd., Pasadena, CA 91105, unless otherwise stated.

         William G. McGagh, 68(1), Chairman of the Board and Director; Consultant, McGagh Associates (corporate financial consulting), January 1989-present; Director and Chairman of Pacific American Income Shares, Inc.; formerly: Senior Vice-President, Chief Financial Officer and Director of Northrop Corporation (military aircraft).

         Dr. Richard C. Gilman, 74(2), Director; President Emeritus of Occidental College, 1988- present; Director of Pacific American Income Shares, Inc.; formerly: President and Chief Executive Officer of Occidental College.

--------
        (1) Member of the Executive Committee of the Board. When the full Board is not in session, the Executive Committee may exercise all the powers held by the Board in the management of the business and affairs of the Fund that may be lawfully exercised by the full Board, except the power to declare a dividend, to authorize the issuance of stock, to recommend to stockholders any matter requiring stockholders' approval, to amend the By-Laws, or to approve any merger or share exchange which does not require shareholder approval.

        *W. Curtis Livingston, III, 54, President and Director; President, Director and Chief Executive Officer of Western Asset (investment management firm), December 1980-present; President, Pacific American Income Shares, Inc.; Director of Legg Mason, Inc. and LM Institutional Fund Advisors II, Inc.

        *Ronald L. Olson, 56(2,3), Director; Senior Partner, Munger, Tolles & Olson (a law partnership); Director of Pacific American Income Shares, Inc.

        *Louis A. Simpson, 61(1,4), Director; President and CEO Capital Operations of Government Employees Insurance Company (GEICO Corporation) since May 1993; Vice Chairman of GEICO (1985-1993); Senior Vice President and Chief Investment Officer of GEICO (1979-1985). Director of Pacific American Income Shares, Inc., Potomac Electric Power Company, Potomac Capital Investment Corporation, COHR, Inc. (medical products and services) and U.S. West, Inc. (cable, telephone, directory and information services corporation). Formerly:
President and CEO of Western Asset.

         Ronald J. Arnault; 54(1), Director;President of RJA Consultants (energy industry financial consulting); member, Board of Governors of The Music Center of Los Angeles and the Center Theatre Group; Director of Pacific American Income Shares, Inc.

         William E. B. Siart, 50(4), Director; Director of Pacific American Income Shares, Inc. Formerly: Chairman (1995-1996), Chief Executive Officer (1995-1996), President (1990-1996) of First Interstate Bancorp. Member of the Board of Trustees of the University of Southern California.

         John E. Bryson, 54(4), Director; Chairman and Chief Executive Officer of Edison International and its principal subsidiary, Southern California Edison, since October 1990. Also a director of Pacific American Income Shares, Inc., The Boeing Company, The Times Mirror Company, H.F. Ahmanson & Co., and the W.M. Keck Foundation, and a trustee of Stanford University.

--------
        (2) Member of the Audit Committee of the Board. The Audit Committee meets with the Fund's independent accountants to review the financial statements of the Fund, the arrangements for special and annual audits, the adequacy of internal controls, the Fund's periodic reporting process, material contracts entered into by the Fund, the services provided by the accountants, any proposed changes in accounting practices or principles, the independence of the accountants; and to report on such matters to the Board.

         The Fund has no compensation committee.

        (3) Mr. Olson may be deemed an interested person because the law firm in which he is a partner has provided certain services to the Fund and Western Asset.

        (4) Member of the Nominating Committee of the Board. The Nominating Committee is responsible for the selection and nomination of Disinterested Directors.

         Anita L. DeFrantz, 45(2), Director; President of the Amateur Athletic Foundation of Los Angeles, since, 1985; President of Kids in Sports, since 1994; Vice President of the International Olympic Committee, since 1997. Also, a director of Pacific American Income Shares, Inc., and a board member of the Amateur Athletic Foundation of Los Angeles, since 1985, International Olympic Committee, since 1996, and the United States Olympic Committee Executive Board, since 1977.

         Edward A. Taber III, 54(1), Director; Senior Executive Vice President and Head of Asset Management, Legg Mason, Inc., since 1992. Formerly, Director and Head of Taxable Fixed Income Division, T. Rowe Price Associates (1973-1992). Also, a director of Western Asset Management Company, Western Asset Global Management Limited, Bartlett & Co., Batterymarch Financial Management, Inc., Gray, Seifert & Co., Inc., GSH & Co., Inc., Fairfield Group, Inc., and Legg Mason Fund Advisors, Inc.

         Donna E. Barnes, 38, Secretary; Secretary, Pacific American Income Shares, Inc., since April 1996; Compliance Officer of Western Asset, 1991 - present. Formerly: Assistant Secretary of the Fund and Pacific American Income Shares, Inc., 1993-1996.

         James D. Cahn, 38, Vice President; Senior Vice President of Legg Mason Wood Walker, Inc., 1995 - present; President of LM Institutional Advisors, Inc., February 1998 present; Vice President LM Institutional Fund Advisors II, Inc., March 1998 - present; formerly Principal and Director, Retirement Plan Service, Alex. Brown Incorporated, 1986-1995.

         Carl L. Eichstaedt, 37, Vice-President; Portfolio Manager of Western Asset since 1994; formerly: Senior Partner, Portfolio Manager of Harris Investment Management, 1993-1994; Portfolio Manager of Pacific Investment Management Company, 1992-1993; Director Fixed Income of Security Pacific Investment Managers, 1990-1992; and Vice President of Chemical Securities, Inc., 1986-1990.

         Kent S. Engel, 50, Vice-President; Director and Chief Investment Officer of Western Asset, 1969-present; Vice-President and Portfolio Manager of Pacific American Income Shares, Inc.

         Keith J. Gardner, 39, Vice-President; Portfolio Manager of Western Asset since 1994; formerly: Senior Portfolio Manager of Legg Mason, Inc., 1992-1994; Portfolio Manager of T. Rowe Price Associates, Inc., 1985-1992.

         Scott F. Grannis, 48, Vice-President; Director and Economist, Western Asset, 1989 - present; Director, Supershares Services Corp. (investment company services); formerly: Vice-President, Leland O'Brien Rubinstein (investment advisory firm), 1986-89.

         Ilene S. Harker, 43, Vice-President; Director of Administration and Controls, Western

Asset, 1978-present; Vice President, Pacific American Income Shares, Inc., since April 1996; Formerly: Assistant Secretary of the Fund and Secretary of Pacific American Income Shares, Inc., 1993-1996.

         James W. Hirschmann, III, 37, Vice-President; Director of Marketing, Western Asset, April 1989-present; formerly: Vice-President and Director of Marketing, Financial Trust Corporation (bank holding company), January 1988 - April 1989; Vice-President of Marketing, Atalanta/Sosnoff Capital (investment management company), January 1986 - January 1988.

         Marie K. Karpinski, 49, Vice-President and Treasurer; Vice-President and Treasurer of twnety-one open-end investment companies; Assistant Treasurer of Pacific American Income Shares, Inc. (closed-end investment company); Treasurer of LMFA, March 1986-present; Vice-President of Legg Mason, February 1992 - present; Assistant Vice-President of Legg Mason, March 1989- February 1992.

         Randolph L. Kohn, 51, Vice-President; Director of Client Services, Western Asset, 1984-present.

         S. Kenneth Leech, 44, Vice-President; Director of Portfolio Management, Western Asset, May 1990-present; formerly: Senior Trader of Greenwich Capital, 1988-1990; Fixed Income Manager of The First Boston Corporation (holding company; stock and bond dealers), 1985-1987.

         Edward A. Moody, 48, Vice-President; Director and Portfolio Manager, Western Asset.

         Joseph L. Orlando, 37, Vice-President; Marketing Executive of Western Asset; formerly: Regional Manager of T. Rowe Price Associates (investment management firm), January 1988 - July 1992.

         Steven T. Saruwatari, 33, Assistant Treasurer; Senior Financial Officer, Western Asset; formerly: Controller-Finance for LaSalle Paper Company/Spicers Paper, Inc. (distributor of fine printing papers), June 1991-November 1994; and Senior Auditor for Coopers and Lybrand (international public accounting firm), September 1988 - May 1991.

         Stephen A. Walsh, 39, Vice-President; Director and Portfolio Manager, Western Asset; formerly: Portfolio Manager and Trader of Security Pacific Investment Managers, Inc. (investment management company), 1989-1991.

         Laura M. Panayotou, 47, Vice President; Director of Administration and Compliance, Western Asset Global Management, Limited, 1996 - present; formerly Chief Administrative Officer, Lehman Brothers Global Asset Management Company Limited, 1984-1996.

         Michael B. Zelouf, 35, Vice President; Director of International Investments, Western

Asset Global Management, Limited, 1996 - present; formerly Portfolio Manager, Lehman Brothers Global Asset Management Company Limited, 1989-1996; Portfolio Manager, Fuji International Finance Limited, 1987-1989.

         Officers and Directors of the Fund who are affiliated persons of the Manager, Western Asset, LMFA or Legg Mason receive no salary or fees from the Fund. Each Independent Director of the Fund receives a fee of $2,000 annually for serving as a Director, and a fee of $500 and related expenses per Portfolio for each meeting of the Board of Directors attended by them. The Chairman of the Board receives an additional $1,000 per year for serving in that capacity.

         The following table provides certain information relating to the compensation of the Fund's Directors and senior executive officers for the fiscal year ended March 31, 1998.

                                                                               Aggregate Compensation
                                                  Total Compensation           From the Fund and Complex
Name of Person and Position                       From the Fund*               Paid to Directors**
-------------------------------------------------------------------------------------------------------------
William G. McGagh -                               $11,250                      $20,300
Chairman of the Board and Director
-------------------------------------------------------------------------------------------------------------
Ronald J. Arnault - Director***                   $7,000                       $4,500
-------------------------------------------------------------------------------------------------------------
Norman Barker, Jr. - Director                     $9,500                       $20,400
-------------------------------------------------------------------------------------------------------------
Dr. Richard C. Gilman - Director                  $10,000                      $18,500
-------------------------------------------------------------------------------------------------------------
Ronald L. Olson - Director                        $10,000                      $18,500
-------------------------------------------------------------------------------------------------------------
W. Curtis Livingston, III - President             none                         none
and Director
-------------------------------------------------------------------------------------------------------------
Louis A. Simpson - Director                       $10,000                      $18,500
-------------------------------------------------------------------------------------------------------------
William E. B. Siart - Director***                 $9,500                       $13,500
-------------------------------------------------------------------------------------------------------------
Ilene S. Harker - Vice President                  none                         none
-------------------------------------------------------------------------------------------------------------
Steve T. Saruwatari - Assistant                   none                         none
Treasurer
-------------------------------------------------------------------------------------------------------------

*Represents fees paid to each person during the nine months ended March 31, 1998.

**Represents aggregate compensation paid to each person during the calendar year ended December 31, 1997 for serving as Director of the Company and of a closed-end investment company advised by Western Asset. Mr. Bryson, a nominee for Director, received $8,100 as compensation during the calendar year ended December 31, 1997 for serving as a Director of such closed-end investment company.

                                                                               Aggregate Compensation
                                                  Total Compensation           From the Fund and Complex
Name of Person and Position                       From the Fund*               Paid to Directors**
-------------------------------------------------------------------------------------------------------------
***Elected as Directors September 11, 1997.
-------------------------------------------------------------------------------------------------------------

MANAGER AND ADVISERS

         THE MANAGER. The Manager serves as investment manager to the Fund under the Investment Management Agreement dated May 29, 1998 between the Manager and the Fund (the "Management Agreement"). The Management Agreement was most recently approved by the Board of Directors, including a majority of Independent Directors, on March 6, 1998.

         Under the Management Agreement, the Manager is responsible, subject to the general supervision of the Fund's Board of Directors, for the actual management of the Fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this Statement of Additional Information. The Manager also is responsible for the compensation of Directors and officers of the Fund who are employees of the Manager or its affiliates. The Manager receives for its services a fee as described in the Prospectus. As noted below, the Manager has delegated responsibility for the selection of the Fund's investments to the Advisers.

         Each Portfolio pays all of its other expenses which are not assumed by the Manager. These expenses include, among others, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports and of distributing them to existing shareholders, custodian charges, transfer agency fees, organizational expenses, compensation of the Directors who are not "interested persons" of the Manager, or its affiliates, as that term is defined in the 1940 Act, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the Portfolios for sale under federal and state law, Rule 12b-1 fees, governmental fees, expenses incurred in connection with membership in investment company organizations, interest expense, taxes and brokerage fees and commissions. The Portfolios also are liable for such nonrecurring expenses as may arise, including litigation to which a Portfolio or the Fund may be a party. The Fund may also have an obligation to indemnify its Directors and officers with respect to litigation.

         Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Management Agreement terminates automatically upon assignment and is terminable with respect to any Portfolio at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by the Manager, on not less than 60 days' notice to the Fund, and may be terminated immediately upon the mutual written consent of the Manager and the Fund.

ADVISERS

         WESTERN ASSET. Western Asset serves as Adviser to the Western Asset Enhanced Equity Portfolio, the Western Asset Money Market Portfolio, the Western Asset Government Money Market Portfolio, the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio, the Western Asset Intermediate Plus Portfolio, the Western Asset Core Portfolio, the Western Asset Core Plus Portfolio, the Western Asset High Yield Portfolio and the Western Asset Global Strategic Income Portfolio (U.S. portion) under an Investment Advisory Agreement dated May 29, 1998 between Western Asset and the Manager (the "Western Asset Advisory Agreement"). The Western Asset Advisory Agreement was most recently approved by the Board of Directors, including a majority of the Independent Directors, on March 6, 1998.

         Under the Western Asset Advisory Agreement, Western Asset is responsible, subject to the general supervision of the Fund's Board of Directors and the Manager, for the actual management of the Portfolios' assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this Statement of Additional Information. Western Asset receives from the Manager for its services an advisory fee as described in the Prospectus.

         Under the Western Asset Advisory Agreement, Western will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the performance of the Western Asset Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Western Asset Advisory Agreement terminates automatically upon assignment and is terminable with respect to any Portfolio at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by Western Asset, on not less than 60 days' notice, and may be terminated immediately upon the mutual written consent of the parties.

         Western Asset served as investment adviser to LM Institutional Fund Advisors I, Inc. under an Investment Advisory Agreement dated August 24, 1990, and as amended on February 8, 1996, between Western Asset and the Fund covering the Western Asset Limited Duration Portfolio and Western Asset Core Portfolio ("Advisory Agreement I"), an Investment Advisory Agreement dated February 10, 1994, and as amended on February 8, 1996, between Western

Asset and the LM Institutional Fund Advisors I, Inc. covering the Western Asset Intermediate Portfolio ("Advisory Agreement II"), and an Investment Advisory Agreement dated June 30, 1992, between Western Asset and the LM Institutional Fund Advisors I, Inc. covering the Western Asset International Securities Portfolio. The rate of compensation payable to Western Asset under Advisory Agreement I and Advisory Agreement II was the same as that payable to the Manager with respect to the relevant Portfolios.

         For the Western Asset Core Portfolio, Western Asset received $1,768,533 (prior to fees waived of $30,085), $2,006,880 (prior to fees waived of $22,402), $1,548,346 (prior to fees waived of $111,421) and $963,008 (prior to fees waived of $69,442) for the nine month period ended March 31, 1998 and the years ended June 30, 1997, 1996 and 1995, respectively. For the Western Asset Intermediate Portfolio, Western Asset received $662,991 (prior to fees waived of $142,053), $568,685 (prior to fees waived of $158,505), $130,938 (prior to fees waived of $130,938) and $29,571 (prior to fees waived of $29,571) for the nine month period ended March 31, 1998 and the years ended June 30, 1997, 1996 and 1995, respectively. For the Western Asset Limited Duration Portfolio, Western Asset waived all advisory fees for the year ended June 30, 1997 and for the period May 1, 1996 (commencement of operations) to June 30, 1996.

         WAGM. WAGM serves as Adviser to the Western Asset Non-U.S. Fixed Income Portfolio, and to the non-U.S. portion of the Western Asset Intermediate Plus Portfolio, the Western Asset Core Plus Portfolio and the Western Asset Global Strategic Income Portfolio under an Investment Advisory Agreement dated May 29, 1998 between the Manager and WAGM (the "WAGM Advisory Agreement"). The WAGM Advisory Agreement was most recently approved by the Board of Directors, including a majority of the Independent Directors, on March 6, 1998.

         Under the WAGM Advisory Agreement, WAGM is responsible, subject to the general supervision of the Fund's Board of Directors and the Manager, for the actual management of the Portfolio's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objective and policies described in the Prospectus and this Statement of Additional Information. WAGM also is responsible for the compensation of Directors and officers of the Fund who are employees of WAGM or its affiliates. WAGM receives from the Manager for its services to the Portfolio an advisory fee as described in the Prospectus.

         Under the WAGM Advisory Agreement, WAGM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of the WAGM Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The WAGM Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of the Portfolio's outstanding voting securities, or by WAGM, on not less than 60 days' notice, and may be terminated immediately upon the mutual written consent of the parties.

         DISTRIBUTORS

         Legg Mason acts as a distributor of the shares of LM Institutional Fund Advisors I, Inc. pursuant to an Underwriting Agreement with the Fund dated August 24, 1990 and amended May 29, 1998 (the "Underwriting Agreement").

         Legg Mason is not obligated to sell any specific amount of Fund shares and receives no compensation pursuant to the Underwriting Agreement. The Underwriting Agreement is terminable with respect to any Portfolio without penalty, at any time, by vote of a majority of the Fund's Independent Directors, or by vote of the holders of a majority of the shares of that Portfolio, or by Legg Mason upon 60 days' notice to the Fund.

         The Fund has adopted a Plan which, among other things, permits the Fund to pay Legg Mason fees for its services related to sales and distribution of Financial Intermediary Class shares and the provision of ongoing services to Financial Intermediary Class shareholders. Payments are made only from assets attributable to Financial Intermediary Class shares. Under the Plan, the aggregate fees may not exceed an annual rate of 0.40% (currently limited to 0.25%) of each Portfolio's average daily net assets attributable to Financial Intermediary Class shares. Fees for the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio are additionally currently limited to the annual rate of 0.10% of average daily net assets attributable to Financial Intermediary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of Shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Financial Intermediary Class shares only.

         The Plan was approved by Legg Mason Fund Adviser, Inc., as sole shareholder of the Financial Intermediary Class of each Portfolio on May 29, 1998. Legg Mason may pay all or a portion of the fee to its investment executives.

         The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the Financial Intermediary Class shares. Any change in the Plan that would materially increase the distribution cost to a Portfolio requires shareholder approval; otherwise the Plan may be amended by the Directors, including a majority of the 12b-1 Directors, as previously described.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Fund's Board of Directors, and the Directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

         Arroyo Seco, Inc. ("Arroyo Seco"), 117 East Colorado Boulevard, Pasadena, CA 91105, a wholly owned subsidiary of Western Asset, is also authorized to offer the shares of LM Institutional fund Advisors I, Inc. for sale to its customers pursuant to an Agreement dated November 9, 1995. This Agreement was most recently approved by the Board of Directors of LM Institutional Fund Advisors I, Inc., including a majority of the Independent Directors, on March 6, 1998.

         LM Institutional Fund Advisors I, Inc. makes no payments to Arroyo Seco in connection with the offer or sale of the Fund's shares, and Arroyo Seco does not collect any commissions or other fees from customers in connection with the offer or sale of the Fund's shares. Arroyo Seco is not obligated to sell any specific amount of Fund shares. The Agreement is terminable without penalty, at any time, by vote of a majority of the Fund's Directors, a majority of the Fund's Independent Directors, or a majority of the Fund's outstanding shares, or by Arroyo Seco upon 60 days' notice to the Fund.

                            PURCHASES AND REDEMPTIONS

         The Fund reserves the right to modify or terminate the mail, telephone or wire redemption services described in the Prospectus at any time. The Fund also reserves the right to suspend or postpone redemptions (1) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in markets the Fund normally utilizes is restricted or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for the protection of the Fund's shareholders. In the case of any such suspension, an investor may either withdraw the request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         The Fund agrees to redeem shares of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the relevant Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of readily marketable securities held by a Portfolio in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                               EXCHANGE PRIVILEGE

         Shareholders in any of the Portfolios are entitled to exchange their shares for shares of the other Portfolios or of any portfolio of LM Institutional Fund Advisors II, Inc., provided that such shares are eligible for sale in the shareholder's state of residence, and are being offered at the time.

         When a shareholder decides to exchange shares of a Portfolio, the Fund's transfer agent will redeem shares of the Portfolio and invest the proceeds in shares of the Portfolio selected. Redemptions of shares of the Portfolio will be made at their net asset value determined on the same day that the request is received in proper order, if received before the close of business of the Exchange. If the request is received by the transfer agent after the close of business on the Exchange, shares will be redeemed at their net asset value determined as of the close of the Exchange on the next day the Exchange is open.

         There is no charge for the exchange privilege and no sales charge imposed on an exchange, but the Portfolios reserve the right to modify or terminate the exchange privilege at any time. For more information concerning the exchange privilege, or to make an exchange, please contact the Portfolios.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Under the Advisory Agreements and Sub-Advisory Agreements, the Advisers are responsible for the execution of the Portfolios' transactions. In selecting brokers or dealers, the Advisers must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to brokers or dealers who provide research and analysis. The Portfolios may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the Portfolios, the Advisers will also take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's or dealer's facilities (including the services described below) and any risk assumed by the executing broker or dealer.

         Consistent with the policy of obtaining most favorable price and execution, an Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers or dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers or dealers a higher brokerage commission or spread than may be charged by other brokers or dealers. Such research, analysis and other services may be useful to an Adviser in connection with services to clients other than the Portfolios. An Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

         The Portfolios may not buy securities from, or sell securities to, an Adviser or its affiliated persons as principal, except as permitted by the rules and regulations of the SEC.

Subject to certain conditions, the Portfolios may purchase securities that are offered in underwritings in which an affiliate of an Adviser is a participant, although the Portfolios may not make such purchases directly from such affiliate.

         The Advisers will select brokers to execute portfolio transactions. In the over-the-counter market, the Portfolios generally will deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         Investment decisions for the Portfolios are made independently from those of other funds and accounts advised by the Advisers. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in larger volume transactions may produce better executions and prices. Brokerage commissions paid on transactions were as follows: for the nine month period ended March 31, 1998 and the years ended June 30, 1997, 1996 and 1995, the Western Asset Core Portfolio paid $11,473, $150,548, and $97,148, respectively; the Western Asset Intermediate Portfolio paid $59,910, $50,835, and $11,655, respectively; and the Western Asset Limited Duration Portfolio paid $7,733, $7,170 and $0 for the nine month period ended March 31, 1998 and the year ended June 30, 1997 and the period ended June 30, 1996, respectively. No brokerage commissions were paid by any Portfolio to affiliated persons.

                           ADDITIONAL TAX INFORMATION

GENERAL REQUIREMENTS FOR "PASS-THROUGH" TREATMENT

         In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) ("Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or futures ) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.

         A distribution declared by a Portfolio in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 if the distribution is paid by the Portfolio during the following January. Such a distribution, therefore, will be taxable to shareholders for the year in which that December 31 falls.

ORIGINAL ISSUE DISCOUNT

         A Portfolio may purchase debt securities issued with original issue discount. Original issue discount that accrues in a taxable year will be treated as income earned by the Portfolio and therefore an equivalent amount must be distributed to satisfy the distribution requirement and avoid imposition of the 4% excise tax. Because the original issue discount earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds thereof to make distributions in amounts necessary to satisfy those distribution requirements. A Portfolio may realize capital gains or losses from such dispositions, which would increase or decrease the Portfolio's investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Portfolio's ability to sell other securities (and options and futures), held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

MISCELLANEOUS

         If a Portfolio invests in shares of preferred stock or otherwise holds dividend-paying securities as a result of exercising a conversion privilege, a portion of the dividends from the Portfolio's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

         If shares of any Portfolio are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

         Dividends and interest received by a Portfolio, and gains realized by a Portfolio on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

                                OTHER INFORMATION

         LM Institutional Fund Advisors I, Inc. is a Maryland corporation, incorporated on May 16, 1990 and was known as Western Asset Trust, Inc. prior to May 29, 1998. LM Institutional Fund Advisors I, Inc.'s capitalization consists of five billion shares of common stock with a par value of $0.001 each. The Board of Directors of the Fund may establish additional portfolios (with different investment objectives and fundamental policies) or classes of shares within a portfolio at any time in the future. Establishment and offering of additional portfolios or classes of shares of a portfolio will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio.

         Prior to May 29, 1998, the Western Asset Core Portfolio was known as the Core Portfolio; the Western Asset Limited Duration Portfolio was known as the Limited Duration Portfolio; the Western Asset Intermediate Portfolio was known as the Intermediate Portfolio; and the Western Asset Money Market Portfolio was known as the Money Market Portfolio.

                         PRINCIPAL HOLDERS OF SECURITIES

         Set forth below is a table which contains the name, address and percentage of ownership of each person who is known by the Fund to own beneficially five percent or more of the outstanding shares of the Western Asset Core Portfolio as of May 1, 1998:

                                                                                   % of Ownership as of
Name and Address                                                                   May 1, 1998
-------------------------------------------------------------------------------------------------------------
Newspaper and Mail Deliverers' Publishers' Pension Fund                            7.03%
41-18 27th Street
Long Island City, NY 11101-3825
-------------------------------------------------------------------------------------------------------------
Thompson Consumer Electronics, Inc.                                                6.78%
600 North Sherman Drive
Indianapolis, IN 46201-2598
-------------------------------------------------------------------------------------------------------------
BHP Copper-Group                                                                   6.29%
7400 N. Oracle Road
Suite 200
Tucson, AZ 85704
-------------------------------------------------------------------------------------------------------------

                                                                                   % of Ownership as of
Name and Address                                                                   May 1, 1998
-------------------------------------------------------------------------------------------------------------
Houghton Mifflin Company Pension Plan                                              5.08%
222 Berkeley Street
Boston, MA 02116-3764
-------------------------------------------------------------------------------------------------------------
Bethesda Hospital                                                                  5.17%
619 Oaks Street
Cincinnati, OH 45206
-------------------------------------------------------------------------------------------------------------

         The following chart contains the name, address and percentage of ownership of each person who is known by the Fund to own of record five percent or more of the outstanding shares of the Western Asset Core Portfolio as of May 1, 1998:

                                                                                   % of Ownership as of
Name and Address                                                                   May 1, 1998
-------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Company                                                  15.76%
Solomon Willard Bldg.
Enterprise Drive
North Quincy, MA 02171
-------------------------------------------------------------------------------------------------------------
Northern Trust Company                                                             10.81%
50 S. LaSalle Street
Chicago, IL 60675
-------------------------------------------------------------------------------------------------------------
Bankers Trust                                                                      9.64%
648 Grassmere Park Road
2nd Floor
Nashville, TN 37211
-------------------------------------------------------------------------------------------------------------
Newspaper and Mail Deliverers' Publishers' Pension Fund                            7.03%
41-18 27th Street
Long Island City, NY 11101-3825
-------------------------------------------------------------------------------------------------------------

         Set forth below is a table which contains the name, address and percentage of ownership of each person who is known by the Fund to own beneficially five percent or more of the outstanding shares of the Western Asset Intermediate Portfolio as of May 1, 1998:

                                                                                   % of Ownership as of
Name and Address                                                                   May 1, 1998
-------------------------------------------------------------------------------------------------------------
Harn Industries                                                                    13.61%
P.O. Box 554
Milwaukee, WI 53201
-------------------------------------------------------------------------------------------------------------

                                                                                   % of Ownership as of
Name and Address                                                                   May 1, 1998
-------------------------------------------------------------------------------------------------------------
MA Hanna Master Trust                                                              11.81%
200 Public Square
Cleveland, OH 44114-2301
-------------------------------------------------------------------------------------------------------------
Mac & Co.                                                                          7.99%
Mellon Bank NA
Pittsburgh, PA 16230
-------------------------------------------------------------------------------------------------------------
Anne Arundel County MD Master Trust                                                9.90%
44 Calvert Street
Annapolis, MD 21404
-------------------------------------------------------------------------------------------------------------
Allergan Inc.                                                                      6.91%
2625 Dupont Drive
P.O. Box 19534
Irvin, CA 92713-9354
-------------------------------------------------------------------------------------------------------------
Harvard Industries, Inc.                                                           6.24%
2502 N. Rocky Point Drive
Tampa, FL 33607
-------------------------------------------------------------------------------------------------------------
Mt. Sinai Medical Center                                                           7.09%
11000 Euclid Avenue
Clevelan, OH 44106
-------------------------------------------------------------------------------------------------------------

         The following chart contains the name, address and percentage of ownership of each person who is known by the Fund to own of record five percent or more of the outstanding shares of the Western Asset Intermediate Portfolio as of May 1, 1998:

                                                                                   % of Ownership as of
Name and Address                                                                   May 1, 1998
-------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Trust Co.                                                        13.61%
1000 N. Water Street
Milwaukee, WI 53202
-------------------------------------------------------------------------------------------------------------
Northern Trust Company                                                             15.09%
50 LaSalle Street
Chicago, IL 60675
-------------------------------------------------------------------------------------------------------------
Boatmen's Trust Company                                                            9.58%
One N. Broadway
St. Louis, MO 63178
-------------------------------------------------------------------------------------------------------------

                                                                                   % of Ownership as of
Name and Address                                                                   May 1, 1998
-------------------------------------------------------------------------------------------------------------
Key Trust                                                                          7.71%
P.O. Box 94870
Cleveland, OH 44101
-------------------------------------------------------------------------------------------------------------
State Street Bank & Trust                                                          9.40%
P.O. Box 1992
Boston, MA 02105
-------------------------------------------------------------------------------------------------------------
First Union National Bank                                                          7.07%
401 S. Tryon Street
Charlotte, NC 28202
-------------------------------------------------------------------------------------------------------------
Mac & Co.                                                                          6.94%
Mellon Bank NA
Pittsburgh, PA 16230
-------------------------------------------------------------------------------------------------------------

         Set forth below is a table which contains the name, address and percentage of ownership of each person who is known by the Fund to own beneficially five percent or more of the outstanding shares of the Western Asset Limited Duration Portfolio as of May 1, 1998:

                                                                                   % of Ownership as of
Name and Address                                                                   May 1, 1998
-------------------------------------------------------------------------------------------------------------
Western Michigan University                                                        64.30%
Investment & Endowment Mgmt.
1083 Seibert Admin. Bldg.
Kalamazoo, MI 49008
-------------------------------------------------------------------------------------------------------------
University Athletic Assoc.                                                         21.10%
P.O. Box 14485
Gainesville, FL 32604
-------------------------------------------------------------------------------------------------------------
Good Shephard Medical                                                              8.57%
P.O. Box 160
Westerville, OH 43086
-------------------------------------------------------------------------------------------------------------
Northwestern Trust Co.                                                             5.97%
600HFA Bldg.
914 S. 8th Street
Minneapolis, MN 55404
-------------------------------------------------------------------------------------------------------------

         The following chart contains the name, address and percentage of ownership of each person who is known by the Fund to own of record five percent or more of the outstanding shares of the Western Asset Limited Duration Portfolio as of May 1, 1998:

                                                                                   % of Ownership as of
Name and Address                                                                   May 1, 1998
-------------------------------------------------------------------------------------------------------------
Western Michigan University                                                        64.36%
Investment & Endowment Mgmt.
1083 Seibert Admin. Bldg.
Kalamazoo, MI 49008
-------------------------------------------------------------------------------------------------------------
University Athletic Assoc.                                                         21.16%
P.O. Box 14485
Gainesville, FL 32604
-------------------------------------------------------------------------------------------------------------
Strafe & Co.                                                                       8.57%
P.O. Box 160
Westerville, OH 43086
-------------------------------------------------------------------------------------------------------------
Northwestern Trust Co.                                                             5.97%
600HFA Bldg.
914 S. 8th Street
Minneapolis, MN 55404
-------------------------------------------------------------------------------------------------------------

         The following chart contains the name, address and percentage of ownership of each person who is known by the Fund to own of record or beneficially five percent or more of the outstanding shares of the Western Asset Money Market Portfolio as of May 1, 1998:

                                                                                   % of Ownership as of
Name and Address                                                                   May 1, 1998
-------------------------------------------------------------------------------------------------------------
Western Asset Management Company                                                   100.00%
117 East Colorado Boulevard
Pasadena, CA 91105
-------------------------------------------------------------------------------------------------------------

                             PERFORMANCE INFORMATION

         Each Portfolio may, from time to time, include its total return in marketing materials or reports to shareholders or prospective investors. Quotations of average annual total return for a class of shares of a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that class of shares over periods of one, five and ten years (up to the life of the class), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000,
T = the average annual total return, n = number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis and assume that all dividends and other distributions are reinvested when paid. The performance of each class of a Portfolio will differ because each class is subject to different expenses. The performance figures for the Portfolios shown below represent performance of the Institutional Class shares, the only class of shares in existence throughout the relevant periods.

         The Western Asset Core Portfolio's total returns as of March 31, 1998 were as follows:

                                                                    Average
                             Cumulative                             Annual
                             Total Return                        Total Return
                             ------------                        ------------
One Year                          15.51%                            13.31%
Five Years                        45.58%                             7.77%
Life of Portfolio(A)             105.57%                             9.98%

(A) Portfolio's inception - September 4, 1990.

         The Western Asset Intermediate Portfolio's total returns as of March 31, 1998 were as follows:

                                                                    Average
                             Cumulative                             Annual
                             Total Return                        Total Return
                             ------------                        ------------
One Year                           9.83%                             9.85%
Life of Portfolio(A)              35.66%                             8.04%

(A) Portfolio's inception - July 1, 1994.

         The Western Asset Limited Duration Portfolio's total returns as of
March 31, 1998 were as follows:


                                                                    Average
                             Cumulative                             Annual
                             Total Return                        Total Return
                             ------------                        ------------
One Year                           7.91%                             7.91%
Life of Portfolio(A)              14.10%                             7.12%

         (A) Portfolio's inception - May 1, 1996.


                                      -37-





         The current annualized yield for the Money Market Portfolios is based upon a specified seven-day period and is computed by determining the net change in the value of a hypothetical account in the Portfolio. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Money Market
Portfolios may use a compound effective annualized yield quotation which is calculated as prescribed by SEC regulations, by adding one to the base period return (calculated as prescribed above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

         Each Portfolio's performance may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current performance does not provide a basis for determining future performance.
The fact that a Portfolio's performance will fluctuate and that shareholders' principal is not guaranteed or insured should be considered in comparing the Portfolio's performance with the performance of fixed-income investments. In comparing the performance of a Portfolio to other investment vehicles, consideration should be given to the investment policies of each, including the types of investments owned, lengths of maturities of the portfolio, the method used to compute the performance and whether there are any special charges that may reduce the yield.

         From time to time each Portfolio may compare the performance of a Class of Shares in advertising and sales literature to the performance of other investment companies, groups of investment companies or various market indices.
One such market index is the S&P 500, a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The Portfolios invest in many securities that are not included in the S&P 500.

         Each Portfolio may also cite rankings and ratings, and compare the return of a Class of Shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Company
Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. Each
Portfolio may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY MAGAZINE, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE
KIPLINGER LETTERS, THE WALL STREET JOURNAL, AND THE NEW YORK TIMES.

         Each Portfolio may compare the investment return of a Class of Shares to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal


                                      -38-





government up to specified limits. In contrast, Portfolio shares are not insured, the value of Portfolio shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each Class of Shares will vary.

         Portfolio advertisements may reference the history of Legg Mason and its affiliates, the education and experience of the portfolio manager, and the fact that the portfolio manager engages in a particular style of investing
(e.g., growth or value).

         In advertising, each Portfolio may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal
Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. Each Portfolio may use other recognized sources as they become available.

         Each Portfolio may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         Each Portfolio may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500, and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         Each Portfolio may also include in advertising biographical information on key investment and managerial personnel.

         Each Portfolio may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through low price levels.

         Each Portfolio may discuss Legg Mason's tradition of service. Since
1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have

                                      -39-





provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of more than $71 billion as of March 31, 1998.

         In advertising, each Portfolio may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

         State Street Bank and Trust Company, P.O. Box 1790, Boston,
Massachusetts 02105, serves as custodian of the Fund's assets. Boston Financial
Data Services, Inc., P.O. Box 953, Boston, Massachusetts 02103, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

INDEPENDENT ACCOUNTANTS

         Price Waterhouse LLP, 1306 Concourse Drive, Suite 100, Linthicum,
Maryland 21090, have been selected to serve as the Fund's independent accountants. The financial highlights included in the Prospectus and incorporated by reference into this Statement of Additional Information and the financial statements incorporated by reference into the Prospectus and this Statement of Additional Information have been so included and incorporated in reliance upon the report of Price Waterhouse, given on their authority as experts in auditing and accounting.

LEGAL COUNSEL

         Ropes & Gray, Boston, MA, serves as legal counsel to the Fund.

                              FINANCIAL STATEMENTS

         The report of independent accountants, financial statements and financial highlights for the nine months ended March 31, 1998 for each of the Western Asset Limited Duration Portfolio, the Western Asset Intermediate
Portfolio, and the Western Asset Core Portfolio included in the Portfolios'
Annual Reports are hereby incorporated by reference into this Statement of Additional Information.


                                      -40-






         The audited Statement of Assets and Liabilities as of March 31, 1998 for the Western Asset Money Market Portfolio and the Report of Independent
Accountants related thereto, are shown on the following pages.

                            WESTERN ASSET TRUST, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                 March 31, 1998

                                                                                                             Money
                                                                                                            Market
                                                                                                          Portfolio
                                                                                                          ---------
Assets
         Cash                                                                                               $ 1,000
         Deferred organization and initial offering costs                                                    31,000
                                                                                                            -------

Total assets                                                                                                $32,000
                                                                                                            -------

Liabilities

         Accrued organization expenses and initial offering costs                                            31,000
                                                                                                            -------

Total liabilities                                                                                            31,000
                                                                                                            -------

Net Assets - Offering and redemption price of $1.00 per share with 1,000 shares outstanding of the Money Market Portfolio
(13,100,000,000 shares par value $.001 per share authorized)                                                 $1,000

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

         A. LM Institutional Fund Advisors I, Inc. (the "Corporation"), formerly Western Asset Trust, Inc. ("Corporation"), was organized on May 16, 1990. The Western Asset Money Market Portfolio ("Portfolio") constitutes one of the portfolios established under the Corporation at March 31, 1998. The Portfolio had no operations other than those matters related to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of its shares. Western Asset Management Company ("Western Asset"), a wholly owned subsidiary of Legg Mason, Inc. (a financial services holding company), has provided the initial capital for the Portfolio by purchasing 1,000 shares of the Money Market Portfolio at $1.00 per share. Such shares were acquired for investment and can be disposed of only by redemption. Legg Mason Wood Walker, Incorporated ("Legg Mason"), a wholly owned subsidiary of Legg Mason, Inc. and a member of the New York Stock Exchange, and Arroyo Seco, Inc., a wholly owned subsidiary of Western Asset, act as distributors of the Portfolio's shares.

         B. Deferred organization and initial offering costs represent expenses incurred in connection with the Portfolios' organization and will be amortized on a straight line basis over five years commencing on the effective date of each Portfolio's initial sale of shares to the public. The Portfolios have agreed to reimburse Western Asset for the organization expenses advanced by Western Asset. The advances are repayable on demand but must be fully repaid within five years from the commencement of operations. The proceeds realized by Western Asset or any holder thereof upon redemption during the amortization period of any of the shares constituting initial capital will be reduced by a proportionate amount of unamortized deferred organization expenses which the number of initial shares redeemed bears to the number of initial shares then outstanding.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Asset Trust, Inc.
and Shareholders of Western Asset Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Western Asset Trust Money Market Portfolio at March 31, 1998, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Linthicum, Maryland
May 29, 1998

                                      -42-